Growth & Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Growth & Income Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth & Income Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.44%	0.44%	0.44%	0.44%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.12%	0.29%	0.05%	0.04%
Total Annual Fund Operating Expenses		0.69%	0.73%	0.64%	0.48%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.69%	0.73%	0.64%	0.48%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.91% of average daily net assets for Retail Class shares; (ii) 0.77% of average daily net assets for Retirement Class shares; (iii) 0.67% of average daily net assets for Premier Class shares; and (iv) 0.52% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Growth & Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	70	221	384	859
Retirement Class	75	233	406	906
Premier Class	65	205	357	798
Institutional Class	49	154	269	604

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 126% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing equity securities. The Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), seeks to construct a portfolio whose weighted average market capitalization is similar to the Fund's benchmark index. The Fund focuses on equity securities of larger, well-established, mature growth companies that Advisors believes to be attractively valued, show the potential to appreciate faster than the rest of the market and offer a growing stream of dividend income. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Mainly, Advisors looks for companies that are leaders in their respective industries, with sustainable competitive advantages. Advisors also looks for companies with management teams that are dedicated to creating shareholder value. The Fund also may invest up to 20% of its assets in other types of securities including foreign investments when Advisors believes these companies offer more attractive investment opportunities. By investing in a combination of equity securities that provide opportunity for capital appreciation and dividend income, the Fund seeks to produce total returns that are in line with or above that of its benchmark index, the Standard & Poor's 500 Index (the "S&P 500® Index").

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as growth investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory,

currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 16.17%, for the quarter ended September 30, 2009. Worst quarter: -19.97%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Growth & Income Fund	1 Year	5 Years		10 Years		Inception Date
Institutional Class	13.20%	5.42%		2.45%		Jul 1, 1999
Institutional Class After Taxes on Distributions	12.99%	4.85%		1.81%
Institutional Class After Taxes on Distributions and Sales	8.82%	4.53%		1.92%
S&P 500® Index	15.06%	2.29%		1.41%
Retail Class	12.94%	5.32%	[1]	2.40%	[1]	Mar 31, 2006
Retirement Class	12.91%	5.14%		2.18%	[1]	Oct 1, 2002
Premier Class	13.05%	5.38%	[1]	2.43%	[1]	Sep 30, 2009
[1]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

International Equity Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees International Equity Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Equity Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.49%	0.49%	0.49%	0.49%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.13%	0.29%	0.04%	0.04%
Total Annual Fund Operating Expenses		0.75%	0.78%	0.68%	0.53%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.75%	0.78%	0.68%	0.53%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.99% of average daily net assets for Retail Class shares; (ii) 0.85% of average daily net assets for Retirement Class shares; (iii) 0.75% of average daily net assets for Premier Class shares; and (iv) 0.60% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	77	240	417	930
Retirement Class	80	249	433	966
Premier Class	69	218	379	847
Institutional Class	54	170	296	665

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 119% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United States. Advisors selects individual stocks, and lets the Fund's country and regional asset allocations evolve from their stock selection. However, the Fund's sector and country exposure is regularly managed against the Fund's benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the "MSCI EAFE® Index"), in order to control risk. The Fund may invest in emerging markets to varying degrees, depending on the prevalence of stock specific opportunities. The Fund may sometimes hold a significant amount of stocks of smaller, lesser-known companies. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Advisors looks for companies of all sizes with sustainable earnings growth, focused management with successful track records, unique and easy-to-understand franchises (brands), stock prices that do not fully reflect the stock's potential value, based on current earnings, assets, and long-term growth prospects, and consistent generation of free cash flow.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 25.32%, for the quarter ended June 30, 2009. Worst quarter: -23.13%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns International Equity Fund	1 Year	5 Years		10 Years		Inception Date
Institutional Class	19.98%	4.21%		4.39%		Jul 1, 1999
Institutional Class After Taxes on Distributions	19.97%	3.09%		3.39%
Institutional Class After Taxes on Distributions and Sales	13.32%	3.60%		3.60%
MSCI EAFE® Index	7.75%	2.46%		3.52%
Retail Class	19.63%	4.49%	[1]	4.53%	[1]	Mar 31, 2006
Retirement Class	19.81%	3.88%		3.99%	[1]	Oct 1, 2002
Premier Class	19.94%	4.17%	[1]	4.37%	[1]	Sep 30, 2009
[1]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Emerging Markets Equity Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Emerging Markets Equity Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Emerging Markets Equity Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) Fees		0.25%		0.15%
Other Expenses	[1]	0.38%	0.55%	0.30%	0.29%
Total Annual Fund Operating Expenses		1.48%	1.40%	1.30%	1.14%
Waivers and Expense Reimbursements	[2]	0.14%	0.20%	0.20%	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.34%	1.20%	1.10%	0.95%
[1]	Other Expenses are estimates for the current fiscal year because the Fund is newly operational.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 1.34% of average daily net assets for Retail Class shares; (ii) 1.20% of average daily net assets for Retirement Class shares; (iii) 1.10% of average daily net assets for Premier Class shares; and (iv) 0.95% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Emerging Markets Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	136	453	794	1,756
Retirement Class	122	421	745	1,661
Premier Class	112	390	692	1,548
Institutional Class	97	341	607	1,367

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the two-month fiscal year ended October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund considers an "emerging market security" to be a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that has primary operations in an emerging market. The Fund generally defines an "emerging market" as any of the countries or markets represented in the Fund's benchmark index, the MSCI Emerging Markets Index ("MSCI EM Index"), or any other country or market with similar emerging characteristics. Advisors' stock selection drives its country and regional asset allocations for the Fund. However, Advisors regularly compares the Fund's sector and country exposure against the MSCI EM Index to assess its comparative investment exposures. Advisors looks for companies of any size with sustainable earnings growth, focused management with successful track records, unique and easy-to understand franchises (brands), stock prices that do not fully reflect the stock's potential value, based on current earnings, assets, and long-term growth prospects, and consistent generation of free cash flow. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

At times the Fund will not invest in securities of issuers that do not meet certain corporate governance criteria adopted by the Fund. Under this policy, the Fund currently has determined not to invest in certain companies with operations in Sudan.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund is newly operational. Once the Fund has completed one calendar year of operations, its performance information will become available.

Large-Cap Growth Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Large-Cap Growth Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large-Cap Growth Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.12%	0.30%	0.06%	0.05%
Total Annual Fund Operating Expenses		0.70%	0.75%	0.66%	0.50%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%	0.75%	0.66%	0.50%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.91% of average daily net assets for Retail Class shares; (ii) 0.77% of average daily net assets for Retirement Class shares; (iii) 0.67% of average daily net assets for Premier Class shares; and (iv) 0.52% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	72	224	390	871
Retirement Class	77	240	417	930
Premier Class	67	211	368	822
Institutional Class	51	160	280	628

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 214% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. The Fund will invest primarily in large-cap equity securities that Advisors believes present the opportunity for growth. For purposes of the Fund's 80% investment policy, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. Generally, these equity securities will be those of large capitalized companies in new and emerging areas of the economy and companies with distinctive products or promising markets. Advisors looks for companies that it believes have the potential for strong earnings or sales growth, or that appear to be mispriced based on current earnings, assets or growth prospects. The Fund may invest in large, well-known, established companies, particularly when Advisors believes that the companies offer new or innovative products, services or processes that may enhance their future earnings. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund also seeks to invest in companies expected to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations. The Fund may invest up to 20% of its assets in foreign investments.

The Fund's benchmark index is the Russell 1000® Growth Index.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as growth investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 13.92%, for the quarter ended September 30, 2009. Worst quarter: -23.27%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Large-Cap Growth Fund	1 Year	Since Inception		Inception Date
Institutional Class	13.17%	2.38%		Mar 31, 2006
Institutional Class After Taxes on Distributions	13.12%	2.11%
Institutional Class After Taxes on Distributions and Sales	8.63%	2.03%
Russell 1000® Growth Index	16.71%	3.29%
Retail Class	12.95%	2.19%		Mar 31, 2006
Retirement Class	12.82%	2.12%		Mar 31, 2006
Premier Class	12.87%	2.34%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Large-Cap Value Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Large-Cap Value Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large-Cap Value Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.44%	0.44%	0.44%	0.44%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.15%	0.30%	0.05%	0.05%
Total Annual Fund Operating Expenses		0.72%	0.74%	0.64%	0.49%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.72%	0.74%	0.64%	0.49%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.91% of average daily net assets for Retail Class shares; (ii) 0.77% of average daily net assets for Retirement Class shares; (iii) 0.67% of average daily net assets for Premier Class shares; and (iv) 0.52% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	74	230	401	894
Retirement Class	76	237	411	918
Premier Class	65	205	357	798
Institutional Class	50	157	274	616

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 73% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. The Fund invests primarily in equity securities of large domestic companies, as defined by the Fund's benchmark index (the Russell 1000® Value Index), that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. For purposes of the

Fund's 80% investment policy, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes

Advisors uses a variety of comparative valuation criteria to determine whether shares of a particular company might be undervalued, including analyses of historical valuations of the same security; valuations of comparable securities in the same sector or the overall market; various financial ratios such as stock price-to-book value, stock price-to-earnings, and dividend yield; and free cash flow generated by the company.

The Fund may invest up to 20% of its assets in foreign investments.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Value Investing Risk-Securities believed to be undervalued are subject to the risks that the issuer's potential business prospects are not realized and its potential value is never recognized by the market. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 22.75%, for the quarter ended June 30, 2009. Worst quarter: -22.69%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Large-Cap Value Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	18.18%	2.42%		8.92%		Oct 1, 2002
Institutional Class After Taxes on Distributions	17.95%	1.70%		7.85%
Institutional Class After Taxes on Distributions and Sales	12.10%	1.93%		7.47%
Russell 1000® Value Index	15.51%	1.28%		7.53%
Retail Class	17.84%	2.27%		8.71%		Oct 1, 2002
Retirement Class	17.94%	2.18%		8.67%		Oct 1, 2002
Premier Class	18.02%	2.39%	[1]	8.90%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Mid-Cap Growth Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Mid-Cap Growth Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid-Cap Growth Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.47%	0.47%	0.47%	0.47%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.17%	0.30%	0.05%	0.05%
Total Annual Fund Operating Expenses		0.77%	0.77%	0.67%	0.52%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.77%	0.77%	0.67%	0.52%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.94% of average daily net assets for Retail Class shares; (ii) 0.80% of average daily net assets for Retirement Class shares; (iii) 0.70% of average daily net assets for Premier Class shares; and (iv) 0.55% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Mid-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	79	246	428	954
Retirement Class	79	246	428	954
Premier Class	68	214	373	835
Institutional Class	53	167	291	653

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 77% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in mid-cap equity securities. The Fund will invest primarily in equity securities of medium-sized domestic companies, as defined by the Fund's benchmark index (the Russell Midcap® Growth Index), that Advisors believes present the opportunity for growth. For purposes of the 80% investment policy, the term

"assets" means net assets, plus the amount of any borrowings for investment purposes.

Advisors looks for equity securities of companies that it believes have prospects for strong earnings or sales growth. The Fund invests in equity securities of companies that are in new areas of the economy, that have distinctive products or services and that are growing faster than the overall equity market. The Fund may also invest in companies that Advisors believes to be undervalued based on current earnings, assets or growth prospects. These investments could include companies likely to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations.

The Fund also uses proprietary quantitative models to take positions in securities that represent modest deviations from the benchmark index based on relative value, price or potential earnings growth. The Fund may invest up to 20% of its assets in foreign investments.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Style Risk-The risk that use of a particular investing style (such as growth investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Special Situation Risk-Stocks of companies involved in reorganizations, mergers and other special situations involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 19.86%, for the quarter ended June 30, 2009. Worst quarter: -28.66%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Mid-Cap Growth Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	28.50%	5.37%		12.15%		Oct 1, 2002
Institutional Class After Taxes on Distributions	28.50%	4.94%		11.57%
Institutional Class After Taxes on Distributions and Sales	18.53%	4.57%		10.65%
Russell Mid-Cap® Growth Index	26.38%	4.88%		11.76%
Retail Class	28.23%	5.16%		11.88%		Oct 1, 2002
Retirement Class	28.20%	5.10%		11.84%		Oct 1, 2002
Premier Class	28.32%	5.31%	[1]	12.12%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Mid-Cap Value Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Mid-Cap Value Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid-Cap Value Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.13%	0.29%	0.04%	0.04%
Total Annual Fund Operating Expenses		0.71%	0.74%	0.64%	0.49%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.71%	0.74%	0.64%	0.49%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.94% of average daily net assets for Retail Class shares; (ii) 0.80% of average daily net assets for Retirement Class shares; (iii) 0.70% of average daily net assets for Premier Class shares; and (iv) 0.55% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Mid-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	73	227	395	883
Retirement Class	76	237	411	918
Premier Class	65	205	357	798
Institutional Class	50	157	274	616

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 51% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in mid-cap equity securities. The Fund will invest primarily in equity securities of medium-sized domestic companies, as defined by the Fund's benchmark index (the Russell Midcap® Value Index), that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund uses a variety of comparative valuation criteria to determine whether shares of a particular company might be undervalued, including analyses of historical valuations of the same security; valuations of comparable securities in the same sector or the overall market; various financial ratios such as stock price-to-book value, stock price-to-earnings, and dividend yield; and free cash flow generated by the company.

The Fund may invest up to 20% of its assets in foreign investments.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Style Risk-The risk that use of a particular investing style (such as value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Value Investing Risk-Securities believed to be undervalued are subject to the risks that the issuer's potential business prospects are not realized and its potential value is never recognized by the market. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 20.46%, for the quarter ended June 30, 2009. Worst quarter: -26.96%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Mid-Cap Value Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	21.20%	4.80%		12.76%		Oct 1, 2002
Institutional Class After Taxes on Distributions	20.94%	3.91%		11.61%
Institutional Class After Taxes on Distributions and Sales	14.11%	3.88%		10.89%
Russell Mid-Cap® Value Index	24.75%	4.08%		11.48%
Retail Class	20.85%	4.63%		12.52%		Oct 1, 2002
Retirement Class	20.86%	4.54%		12.44%		Oct 1, 2002
Premier Class	20.98%	4.75%	[1]	12.73%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Small-Cap Equity Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Small-Cap Equity Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small-Cap Equity Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.47%	0.47%	0.47%	0.47%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.18%	0.30%	0.06%	0.05%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		0.83%	0.82%	0.73%	0.57%
Waivers and Expense Reimbursements	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.83%	0.82%	0.73%	0.57%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's September 30, 2010 annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.94% of average daily net assets for Retail Class shares; (ii) 0.80% of average daily net assets for Retirement Class shares; (iii) 0.70% of average daily net assets for Premier Class shares; and (iv) 0.55% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Small-Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	85	265	460	1,025
Retirement Class	84	262	455	1,014
Premier Class	75	233	406	906
Institutional Class	58	183	318	714

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 87% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in small-cap equity securities. A small-cap equity security is a security within the capitalization range of the companies included in the Russell 2000® Index at the time of purchase. The Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations, that appear to have favorable prospects for significant long-term capital appreciation. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to add incremental return over its stated benchmark index, the Russell 2000® Index, while also managing the relative risk of the Fund versus its benchmark index. Advisors uses proprietary quantitative models based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers; future earnings and sustainable growth prospects; and the price and volume trends of the stock. The score is used to form the portfolio, along with the following additional inputs: weightings of the stock, and its corresponding sector, in the benchmark; correlations between the performance of the stocks in the universe; and trading costs.

The overall goal is to build a portfolio of stocks that outperform the Fund's stated benchmark index, while also managing the relative risk of the Fund versus its benchmark index. The Fund's strategy is based upon Advisors' understanding of the interplay of market factors and does not assure successful investment. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors' analysis.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 23.52%, for the quarter ended June 30, 2003. Worst quarter: -24.81%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Small-Cap Equity Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	27.49%	3.81%		10.77%		Oct 1, 2002
Institutional Class After Taxes on Distributions	27.39%	2.91%		9.47%
Institutional Class After Taxes on Distributions and Sales	18.00%	2.93%		8.96%
Russell 2000® Index	26.85%	4.47%		11.02%
Retail Class	27.11%	3.62%		10.58%		Oct 1, 2002
Retirement Class	27.21%	3.55%		10.47%		Oct 1, 2002
Premier Class	27.25%	3.76%	[1]	10.74%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Large-Cap Growth Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Large-Cap Growth Index Fund (USD $)	Retirement Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none
Maximum Deferred Sales Charge	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption or Exchange Fee	none	none
Maximum Account Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large-Cap Growth Index Fund		Retirement Class	Institutional Class
Management Fees		0.04%	0.04%
Other Expenses		0.30%	0.05%
Total Annual Fund Operating Expenses		0.34%	0.09%
Waivers and Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.34%	0.09%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed (i) 0.34% of average daily net assets for Retirement Class shares and (ii) 0.09% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large-Cap Growth Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	35	109	191	431
Institutional Class	9	29	51	115

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 34% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (Russell 1000® Growth Index). For purposes of the 80% investment policy, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team will attempt to build a portfolio that generally matches the market-weighted investment characteristics of the Fund's benchmark index.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Style Risk-The risk that use of a particular investing style (such as growthinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses of the Institutional Class are lower than expenses of the Retirement Class, the performance of the Institutional Class is higher than the performance of the Retirement Class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, after-tax returns for the Retirement Class shares will vary from the after-tax returns presented for the Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 16.41%, for the quarter ended June 30, 2009. Worst quarter: -22.74%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Large-Cap Growth Index Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	16.52%	3.67%	7.26%	Oct 1, 2002
Institutional Class After Taxes on Distributions	16.30%	3.38%	6.52%
Institutional Class After Taxes on Distributions and Sales	11.03%	3.09%	6.10%
Russell 1000® Growth Index	16.71%	3.75%	7.39%
Retirement Class	16.29%	3.41%	6.96%	Oct 1, 2002

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Large-Cap Value Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Large-Cap Value Index Fund (USD $)	Retirement Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none
Maximum Deferred Sales Charge	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption or Exchange Fee	none	none
Maximum Account Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large-Cap Value Index Fund		Retirement Class	Institutional Class
Management Fees		0.04%	0.04%
Other Expenses		0.30%	0.05%
Total Annual Fund Operating Expenses		0.34%	0.09%
Waivers and Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.34%	0.09%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed (i) 0.34% of average daily net assets for Retirement Class shares and (ii) 0.09% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large-Cap Value Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	35	109	191	431
Institutional Class	9	29	51	115

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 36% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the Russell 1000® Value Index). For purposes of the 80% investment policy, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team will attempt to build a portfolio that generally matches the market-weighted investment characteristics of the Fund's benchmark index.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Style Risk-The risk that use of a particular investing style (such as valueinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Value Investing Risk-Securities believed to be undervalued are subject to the risks that the issuer's potential business prospects are not realized and its potential value is never recognized by the market. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses of the Institutional Class are lower than expenses of the Retirement Class, the performance of the Institutional Class is higher than the performance of the Retirement Class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, after-tax returns for the Retirement Class shares will vary from the after-tax returns presented for the Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 18.13%, for the quarter ended September 30, 2009. Worst quarter: -22.15%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Large-Cap Value Index Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	15.39%	1.25%	7.44%	Oct 1, 2002
Institutional Class After Taxes on Distributions	15.06%	0.54%	6.59%
Institutional Class After Taxes on Distributions and Sales	10.44%	0.99%	6.34%
Russell 1000® Value Index	15.51%	1.28%	7.53%
Retirement Class	15.20%	1.01%	7.14%	Oct 1, 2002

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Equity Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Equity Index Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Index Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.04%	0.04%	0.04%	0.04%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.11%	0.29%	0.05%	0.04%
Total Annual Fund Operating Expenses		0.28%	0.33%	0.24%	0.08%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.28%	0.33%	0.24%	0.08%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.48% of average daily net assets for Retail Class shares; (ii) 0.34% of average daily net assets for Retirement Class shares; (iii) 0.24% of average daily net assets for Premier Class shares; and (iv) 0.09% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Equity Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	29	90	157	356
Retirement Class	34	106	185	418
Premier Class	25	77	135	306
Institutional Class	8	26	45	103

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of its benchmark index (the Russell 3000® Index). The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-

summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 16.89%, for the quarter ended June 30, 2009. Worst quarter: -22.73%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Equity Index Fund	1 Year	5 Years		10 Years		Inception Date
Institutional Class	16.88%	2.74%		2.12%		Jul 1, 1999
Institutional Class After Taxes on Distributions	16.59%	2.37%		1.65%
Institutional Class After Taxes on Distributions and Sales	11.35%	2.30%		1.71%
Russell 3000® Index	16.93%	2.74%		2.16%
Retail Class	16.60%	2.61%	[1]	2.05%	[1]	Mar 31, 2006
Retirement Class	16.58%	2.51%	[1]	2.01%	[1]	Mar 31, 2006
Premier Class	16.56%	2.70%	[1]	2.10%	[1]	Sep 30, 2009
[1]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

S&P 500 Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees S&P 500 Index Fund (USD $)	Retirement Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none
Maximum Deferred Sales Charge	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption or Exchange Fee	none	none
Maximum Account Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses S&P 500 Index Fund		Retirement Class	Institutional Class
Management Fees		0.04%	0.04%
Other Expenses		0.29%	0.04%
Total Annual Fund Operating Expenses		0.33%	0.08%
Waivers and Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.33%	0.08%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed (i) 0.34% of average daily net assets for Retirement Class shares and (ii) 0.09% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	34	106	185	418
Institutional Class	8	26	45	103

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 12% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the S&P 500® Index). The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as the fund's fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, after-tax returns for the Retirement Class shares will vary from the after-tax returns presented for the Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 15.89%, for the quarter ended June 30, 2009. Worst quarter: -21.94%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns S&P 500 Index Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	14.93%	2.25%	6.92%	Oct 1, 2002
Institutional Class After Taxes on Distributions	14.56%	1.88%	6.54%
Institutional Class After Taxes on Distributions and Sales	10.19%	1.88%	6.00%
S&P 500® Index	15.06%	2.29%	7.00%
Retirement Class	14.72%	2.00%	6.62%	Oct 1, 2002

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Small-Cap Blend Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Small-Cap Blend Index Fund (USD $)	Retirement Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none
Maximum Deferred Sales Charge	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%
Maximum Account Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small-Cap Blend Index Fund		Retirement Class	Institutional Class
Management Fees		0.04%	0.04%
Other Expenses		0.31%	0.06%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses		0.43%	0.18%
Waivers and Expense Reimbursements	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.42%	0.17%
[1]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's September 30, 2010 report.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed (i) 0.34% of average daily net assets for Retirement Class shares and (ii) 0.09% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Small-Cap Blend Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	43	137	240	541
Institutional Class	17	57	100	229

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 21% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of its benchmark index (the Russell 2000® Index). The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, after-tax returns for the Retirement Class shares will vary from the after-tax returns presented for the Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 23.22%, for the quarter ended June 30, 2003. Worst quarter: -26.18%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Small-Cap Blend Index Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	26.78%	4.47%	10.95%	Oct 1, 2002
Institutional Class After Taxes on Distributions	26.53%	3.47%	9.69%
Institutional Class After Taxes on Distributions and Sales	17.65%	3.50%	9.23%
Russell 2000® Index	26.85%	4.47%	11.02%
Retirement Class	26.40%	4.22%	10.67%	Oct 1, 2002

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

International Equity Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees International Equity Index Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%	2.00%
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Equity Index Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.04%	0.04%	0.04%
Distribution (Rule 12b-1) Fees			0.15%
Other Expenses		0.31%	0.06%	0.06%
Total Annual Fund Operating Expenses		0.35%	0.25%	0.10%
Waivers and Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.35%	0.25%	0.10%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.40% of average daily net assets for Retirement Class shares; (ii) 0.30% of average daily net assets for Premier Class shares; and (iii) 0.15% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example International Equity Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	36	113	197	443
Premier Class	26	80	141	318
Institutional Class	10	32	57	128

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the MSCI EAFE®Index). The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track foreign equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team will attempt to build a portfolio that generally matches the market-weighted investment characteristics of the Fund's benchmark index.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Premier Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the Retirement Class and Premier Class shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 25.38%, for the quarter ended June 30, 2009. Worst quarter: -19.93%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns International Equity Index Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	7.63%	2.49%		10.34%		Oct 1, 2002
Institutional Class After Taxes on Distributions	7.44%	2.07%		9.90%
Institutional Class After Taxes on Distributions and Sales	5.55%	2.14%		9.16%
MSCI EAFE® Index	7.75%	2.46%		10.45%
Retirement Class	7.41%	2.25%		10.03%		Oct 1, 2002
Premier Class	7.57%	2.46%	[1]	10.32%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Emerging Markets Equity Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Emerging Markets Equity Index Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Emerging Markets Equity Index Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.14%	0.14%	0.14%	0.14%
Distribution (Rule 12b-1) Fees		0.25%		0.15%
Other Expenses	[1]	0.37%	0.54%	0.29%	0.27%
Total Annual Fund Operating Expenses		0.76%	0.68%	0.58%	0.41%
Waivers and Expense Reimbursements	[2]	0.12%	0.18%	0.18%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.64%	0.50%	0.40%	0.25%
[1]	Other Expenses are estimates for the current fiscal year because the Fund is newly operational.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.64% of average daily net assets for Retail Class shares; (ii) 0.50% of average daily net assets for Retirement Class shares; (iii) 0.40% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Emerging Markets Equity Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	65	230	410	930
Retirement Class	51	198	360	829
Premier Class	41	167	305	708
Institutional Class	26	114	213	501

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the two-month fiscal year ended October 31, 2010, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks a favorable long-term total return from a diversified portfolio of equity securities selected to track publicly-traded stocks in emerging markets, as represented by its benchmark index, the MSCI Emerging Markets Index ("MSCI EM Index"). The Fund has a policy of investing, under normal circumstances, at least 80% of its assets in equity securities within the MSCI EM Index or in instruments with economic characteristics similar to all or a portion of the Index. The Fund will invest in most but not necessarily all of the stocks in the MSCI EM Index, and will attempt to closely match the Index's overall investment attributes. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match the MSCI EM Index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval.

At times the Fund will not invest in securities of issuers included in the MSCI EM Index that do not meet certain corporate governance criteria adopted by the Fund. Under this policy, the Fund currently has determined not to invest in certain companies with operations in Sudan.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund is newly operational. Once the Fund has completed one calendar year of operations, its performance information will become available.

Enhanced International Equity Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees (USD $)	Enhanced International Equity Index Fund Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Enhanced International Equity Index Fund Institutional Class
Management Fees		0.45%
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.53%
Waivers and Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.53%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.55% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Enhanced International Equity Index Fund Institutional Class	54	170	296	665

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 146% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund's performance relative to the Fund's benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. This index measures stock performance in 21 developed countries outside North America. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers included in the MSCI EAFE® Index at the time of purchase, but not necessarily at index weightings. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United

States. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Enhanced index strategies employ quantitative modeling techniques for stock selection, country allocation and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund's benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the MSCI EAFE® Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase and sell swaps and other equity derivatives to carry out the Fund's investment strategies. The Fund's strategy is based upon Advisors' understanding of the interplay of market factors and does not assure successful investment. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors' analysis.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Enhanced Index Risk-As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the fund and the benchmark index.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 25.11%, for the quarter ended June 30, 2009. Worst quarter: -20.99%, for the quarter ended September 30, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Enhanced International Equity Index Fund	1 Year	Inception Date
Institutional Class	9.78%	Nov 30, 2007
Institutional Class After Taxes on Distributions	9.56%
Institutional Class After Taxes on Distributions and Sales	7.07%
MSCI EAFE® Index	7.75%

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).

Enhanced Large-Cap Growth Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees (USD $)	Enhanced Large-Cap Growth Index Fund Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none
Redemption or Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Enhanced Large-Cap Growth Index Fund Institutional Class
Management Fees		0.35%
Other Expenses		0.05%
Total Annual Fund Operating Expenses		0.40%
Waivers and Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.40%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.40% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Enhanced Large-Cap Growth Index Fund Institutional Class	41	128	224	505

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 130% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund's performance relative to the Fund's benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. The Russell 1000® Growth Index is a subset of the Russell 1000® Index, which represents the top 1,000 U.S. equity securities in market capitalization. The index represents those Russell 1000® Index securities with higher relative forecasted growth rates and price/book ratios. Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities of issuers included in the Russell 1000® Growth Index at the time of purchase, but not necessarily at index weightings.

For purposes of the 80% test, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. Generally, these equity securities will be those of large capitalization companies in new and emerging areas of the economy and companies with distinctive products or promising markets. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Enhanced index strategies employ quantitative modeling techniques for both stock selection and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund's benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the Russell 1000® Growth Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase foreign securities and securities issued in connection with reorganizations and other special situations. The Fund may also purchase and sell swaps and other equity derivatives, to carry out the Fund's investment strategies. The Fund's strategy is based upon Advisors' understanding of the interplay of market factors and does not assure successful investment. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors' analysis.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as growth investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Enhanced Index Risk-As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the fund and the benchmark index.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Special Situation Risk-Stocks of companies involved in reorganizations, mergers and other special situations involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 15.40%, for the quarter ended June 30, 2009. Worst quarter: -22.34%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Enhanced Large-Cap Growth Index Fund	1 Year	Inception Date
Institutional Class	16.88%	Nov 30, 2007
Institutional Class After Taxes on Distributions	15.22%
Institutional Class After Taxes on Distributions and Sales	11.28%
Russell 1000® Growth Index	16.71%

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).

Enhanced Large-Cap Value Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees (USD $)	Enhanced Large-Cap Value Index Fund Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none
Redemption or Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Enhanced Large-Cap Value Index Fund Institutional Class
Management Fees		0.35%
Other Expenses		0.05%
Total Annual Fund Operating Expenses		0.40%
Waivers and Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.40%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.40% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Enhanced Large-Cap Value Index Fund Institutional Class	41	128	224	505

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 54% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund's performance relative to the Fund's benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which represents the top 1,000 U.S. equity securities in market capitalization. The index represents those Russell 1000® Index securities with lower relative growth rates and price/book values. Under normal circumstances, the Fund invests at least 80% of its assets in large domestic companies included in the Russell 1000® Value Index at the time of purchase, but not necessarily at index weightings. For purposes of the 80% test,

"large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Enhanced index strategies employ quantitative modeling techniques for both stock selection and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund's benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the Russell 1000® Value Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase foreign securities and securities issued in connection with reorganizations or other special situations. The Fund may also purchase and sell swaps and other equity derivatives to carry out the Fund's investment strategies. The Fund's strategy is based upon Advisors' understanding of the interplay of market factors and does not assure successful investment. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors' analysis.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as valueinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Value Investing Risk-Securities believed to be undervalued are subject to the risks that the issuer's potential business prospects are not realized and its potential value is never recognized by the market. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Enhanced Index Risk-As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the fund and the benchmark index.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Special Situation Risk-Stocks of companies involved in reorganizations, mergers and other special situations involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 17.74%, for the quarter ended September 30, 2009. Worst quarter: -21.54%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Enhanced Large-Cap Value Index Fund	1 Year	Inception Date
Institutional Class	13.62%	Nov 30, 2007
Institutional Class After Taxes on Distributions	13.10%
Institutional Class After Taxes on Distributions and Sales	9.23%
Russell 1000® Value Index	15.51%

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).

Social Choice Equity Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Social Choice Equity Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Social Choice Equity Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.10%	0.30%	0.05%	0.05%
Total Annual Fund Operating Expenses		0.38%	0.45%	0.35%	0.20%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.38%	0.45%	0.35%	0.20%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.61% of average daily net assets for Retail Class shares; (ii) 0.47% of average daily net assets for Retirement Class shares; (iii) 0.37% of average daily net assets for Premier Class shares; and (iv) 0.22% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Social Choice Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	39	122	213	480
Retirement Class	46	144	252	567
Premier Class	36	113	197	443
Institutional Class	20	64	113	255

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 16% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund attempts to track the return of the U.S. stock market as represented by its benchmark, the Russell 3000® Index, while investing only in companies whose activities are consistent with the Fund's social criteria. See "More About Benchmarks and Other Indices" below for more information about the Fund's benchmark.

The social criteria the Fund takes into consideration, and any universe of investments that the Fund utilizes, are non-fundamental investment policies. They can be changed without the approval of the Fund's shareholders. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund primarily invests in companies that are screened by MSCI Inc. ("MSCI") to favor companies that meet or exceed certain environmental, social and governance ("ESG") criteria. The Fund does this by investing in U.S. companies included in one or more MSCI ESG Indices that meet or exceed the screening criteria described below.

Prior to being eligible for inclusion in the MSCI ESG Indices, companies are subject to an ESG performance evaluation conducted by MSCI, consisting of numerous factors. The ESG evaluation process favors companies that are: (i) strong stewards of the environment; (ii) devoted to serving local communities where they operate and to human rights and philanthropy; (iii) committed to higher labor standards for their own employees and those in the supply chain; (iv) dedicated to producing high-quality and safe products; and (v) managed in an exemplary and ethical manner.

Examples of environmental assessment categories are management systems, types of products and services produced, natural resource use, effect on climate change, and waste and emissions. Social evaluation categories include the treatment of employees and suppliers and dealings with the community and society at large. Governance assessment categories include governance structure, business ethics, transparency and reporting, and response to shareholder resolutions.

MSCI then ranks companies by industry sector peer group according to the ESG performance ratings. All companies must meet or exceed minimum ESG performance standards to be included in the MSCI ESG Indices. For each industry sector, key ESG performance factors are identified and given more weight in the process. Concerns in one area do not automatically eliminate a company from potential inclusion in the MSCI ESG Indices or the Fund.

When ESG concerns exist, the process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The social and environmental impact of corporate activities related to the production and sale of alcohol, tobacco, military weapons, firearms, nuclear power and gambling products and services are quantified and incorporated into a company's overall ESG performance assessment. While not automatically excluded from the MSCI ESG Indices or the Fund, most companies involved in these industries are ineligible for inclusion in the Index due to their poor overall ESG performance.

The Corporate Governance and Social Responsibility Committee of the Fund's Board of Trustees provides guidance with respect to the Fund's social criteria. The Fund will do its best to ensure that its investments are consistent with its social criteria, but Advisors cannot guarantee that this will always be the case for every Fund holding. Even if an investment is not excluded by MSCI's criteria, Advisors has the option of excluding the investment if it decides the investment is inappropriate, though it is expected that Advisors will normally apply MSCI's screening results. Consistent with its responsibilities, the Corporate Governance and Social Responsibility Committee will continue to evaluate the implications of any future modifications MSCI makes to its ESG evaluation process. Investing on the basis of social criteria is qualitative and subjective by nature, and there can be no assurance that the social criteria utilized by MSCI or any judgment exercised by the Committee or Advisors will reflect the beliefs or values of any particular investor.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the Corporate Governance and Social Responsibility Committee. The Fund may invest up to 15% of its assets in foreign investments. The Fund may also buy futures contracts and other derivative instruments for hedging and for cash management purposes.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Social Criteria Risk-The risk that because the Fund's social criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that don't use these criteria.

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 17.87%, for the quarter ended June 30, 2009. Worst quarter: -23.79%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Social Choice Equity Fund	1 Year	5 Years		10 Years		Inception Date
Institutional Class	15.91%	3.12%		2.38%		Jul 1, 1999
Institutional Class After Taxes on Distributions	15.64%	2.79%		2.04%
Institutional Class After Taxes on Distributions and Sales	10.69%	2.63%		1.94%
Russell 3000® Index	16.93%	2.74%		2.16%
Retail Class	15.66%	2.99%	[1]	2.31%	[1]	Mar 31, 2006
Retirement Class	15.55%	2.84%		2.10%	[1]	Oct 1, 2002
Premier Class	15.75%	3.06%	[1]	2.35%	[1]	Sep 30, 2009
[1]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Real Estate Securities Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Real Estate Securities Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Securities Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.16%	0.31%	0.06%	0.06%
Total Annual Fund Operating Expenses		0.79%	0.81%	0.71%	0.56%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.79%	0.81%	0.71%	0.56%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.96% of average daily net assets for Retail Class shares; (ii) 0.82% of average daily net assets for Retirement Class shares; (iii) 0.72% of average daily net assets for Premier Class shares; and (iv) 0.57% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	81	252	439	978
Retirement Class	83	259	450	1,002
Premier Class	73	227	395	883
Institutional Class	57	179	313	701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies that are principally engaged in or related to the real estate industry ("real estate securities"), including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The Fund will invest primarily in equity securities of such companies. The Fund is actively managed using a research-oriented process with a focus on cash flows, asset values and Advisors' belief in management's ability to increase shareholder value. The Fund does not invest directly in real estate. The Fund concentrates its investments in the real estate industry. From time to time, the Fund may also invest in debt securities of companies principally engaged in or related to the real estate industry. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

An issuer is principally "engaged in" or principally "related to" the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. The Fund typically invests in securities issued by equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Fund also may invest up to 15% of its assets in real estate securities of foreign issuers and up to 20% of its assets in equity (including preferred stock) and debt securities of issuers that are not engaged in or related to the real estate industry. The benchmark index for the Fund is the FTSE NAREIT All Equity REITs Index.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Real Estate Investing Risk-As a result of the Fund's investment objective, the Fund is subject to all of the risks associated with the ownership of real estate. These risks include, among others, declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, decreases in property revenue, changes in zoning laws and costs resulting from the clean-up of environmental problems.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Industry Concentration Risk-Because the Fund concentrates its investments in only one industry and holds securities of relatively few issuers, the value of its portfolio is likely to experience greater fluctuations and may be subject to greater risk of less than those of other funds.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 31.84%, for the quarter ended September 30, 2009. Worst quarter: -37.54%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Real Estate Securities Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	31.10%	2.15%		10.70%		Oct 1, 2002
FTSE NAREIT All Equity REITs Index	27.95%	3.03%		10.99%
Retail Class	30.80%	2.05%		10.54%		Oct 1, 2002
Retirement Class	30.73%	1.95%		10.51%		Oct 1, 2002
Premier Class	30.89%	2.13%	[1]	10.69%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Bond Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Bond Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bond Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.29%	0.29%	0.29%	0.29%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.10%	0.29%	0.04%	0.04%
Total Annual Fund Operating Expenses		0.52%	0.58%	0.48%	0.33%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.52%	0.58%	0.48%	0.33%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	53	167	291	653
Retirement Class	59	186	324	726
Premier Class	49	154	269	604
Institutional Class	34	106	185	418

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds and mortgage-backed or other asset backed securities. The Fund also invests in other fixed-income securities. The Fund does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), also does its own credit analysis, paying particular attention to economic trends and other market events. Individual securities or sectors are then overweighted or underweighted relative to the Fund's benchmark index, the Barclays Capital U.S. Aggregate Bond Index, when Advisors believes that the Fund can take advantage of what appear to be undervalued, overlooked or misunderstood issuers that offer the potential to boost returns above that of the index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is managed to maintain an average duration that is similar to the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. As of December 31, 2010, the duration of the Barclays Capital U.S. Aggregate Bond Index was 4.98 years. By keeping the duration of the Fund close to that of the index, the returns due to changes in interest rates should be similar between the Fund and the index.

The Fund's investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations ("CMOs"). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is "passed through" to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called "mortgage rolls" (also referred to as "dollar rolls"), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to predict correctly mortgage prepayments and interest rates.

The Fund may also engage in duration-neutral relative value trading, a strategy in which the Fund buys and sells bonds of identical credit quality but different maturity dates in an attempt to take advantage of spread differentials along the yield curve (i.e., differences in yield between short-term and long-term securities). The duration-neutral relative value trading strategy is designed to enhance the Fund's returns but increases the Fund's portfolio turnover rate.

The Fund may invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund's investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund's assets.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Mortgage Roll Risk-The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund's performance.

· Downgrade Risk-The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer's business outlook or creditworthiness has deteriorated.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 5.02%, for the quarter ended September 30, 2001. Worst quarter: -2.31%, for the quarter ended June 30, 2004.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Bond Fund	1 Year	5 Years		10 Years		Inception Date
Institutional Class	6.96%	5.34%		5.63%		Jul 1, 1999
Institutional Class After Taxes on Distributions	5.42%	3.69%		3.68%
Institutional Class After Taxes on Distributions and Sales	4.56%	3.59%		3.65%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%		5.84%
Retail Class	6.69%	5.18%	[1]	5.55%	[1]	Mar 31, 2006
Retirement Class	6.63%	5.07%	[1]	5.49%	[1]	Mar 31, 2006
Premier Class	6.90%	5.31%	[1]	5.62%	[1]	Sep 30, 2009
[1]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

Bond Plus Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a favorable a long-term total return, primarily through high current income consistent with preserving capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Bond Plus Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bond Plus Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.13%	0.32%	0.07%	0.07%
Total Annual Fund Operating Expenses		0.56%	0.62%	0.52%	0.37%
Waivers and Expense Reimbursements	[2]		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.56%	0.60%	0.50%	0.35%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Bond Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	57	179	313	701
Retirement Class	61	195	343	771
Premier Class	51	164	288	650
Institutional Class	36	116	205	465

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 158% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund's portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund's assets, is invested primarily in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The securities within the Fund's first segment are mainly high-quality instruments rated in the top four credit categories by Moody's or S&P, or deemed to be of the same quality by Advisors using its own credit analysis. The second segment, which will not exceed 30% of the Fund's assets, is invested in fixed-income securities and bonds with special features in an effort to improve the Fund's total return. Potential investments in this segment include, but are not limited to, non-investment-grade securities (those rated Ba1 or lower by Moody's or BB+ or lower by S&P), emerging market fixed-income securities and convertible and preferred securities. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to have a similar duration to its benchmark index, the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. As of December 31, 2010, the duration of the index was 4.98 years.

The Fund can invest in foreign securities, including emerging market fixed-income securities and non-dollar-denominated instruments, but Advisors does not expect them to exceed 20% of the Fund's assets. No more than 15% of the Fund's assets can be invested in illiquid securities.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Non-Investment-Grade Securities Risk-Issuers of non-investment-grade securities, which are usually called "high-yield" or "junk bonds", are typically in weak financial health and such securities can be harder to value and sell and their prices can be more volatile.

· Downgrade Risk-The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer's business outlook or creditworthiness has deteriorated.

· Illiquid Securities Risk-The risk that illiquid securities may be difficult to sell for their fair market value.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods

(where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 5.36%, for the quarter ended September 30, 2009. Worst quarter: -2.30%, for the quarter ended September 30, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Bond Plus Fund	1 Year	Since Inception		Inception Date
Institutional Class	8.47%	5.41%		Mar 31, 2006
Institutional Class After Taxes on Distributions	6.85%	3.61%
Institutional Class After Taxes on Distributions and Sales	5.48%	3.55%
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.25%
Retail Class	8.23%	5.28%		Mar 31, 2006
Retirement Class	8.09%	5.16%		Mar 31, 2006
Premier Class	8.31%	5.37%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

Short-Term Bond Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks high current income consistent with preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Short-Term Bond Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short-Term Bond Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.14%	0.33%	0.08%	0.08%
Total Annual Fund Operating Expenses		0.52%	0.58%	0.48%	0.33%
Waivers and Expense Reimbursements	[2]		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.52%	0.55%	0.45%	0.30%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.65% of average daily net assets for Retail Class shares; (ii) 0.55% of average daily net assets for Retirement Class shares; (iii) 0.45% of average daily net assets for Premier Class shares; and (iv) 0.30% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	53	167	291	653
Retirement Class	56	181	319	721
Premier Class	46	149	264	599
Institutional Class	31	101	180	413

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury and agency securities and investment-grade corporate bonds with maturities less than 5 years. It can also hold other fixed-income securities. These include foreign, corporate and sovereign bonds, debentures and notes, mortgage-backed securities, asset-backed securities, convertible securities and preferred stocks. The Fund may overweight or underweight individual securities or sectors as compared to their weight in the index when Advisors finds undervalued or overlooked issues that it believes offer the potential for superior returns. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund generally seeks to maintain an average duration similar to that of its benchmark, the Barclays Capital 1-5 Year U.S. Government/Credit Index. Duration is a measurement of the change in the value of a bond portfolio in response to a change in interest rates. By keeping the duration of the Fund close to the index's duration, the Fund's returns due to changes in interest rates should be similar to the index's returns due to changes in the interest rates. As of December 31, 2010, the duration of the index was 2.51 years. The Fund has a policy of maintaining a dollar-weighted average maturity of portfolio holdings of no more than three years.

The Fund may invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund's investments in fixed-income securities of foreign issuers constitute less than 15% of the Fund's assets.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 3.13%, for the quarter ended September 30, 2009. Worst quarter: -0.70%, for the quarter ended September 30, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Short-Term Bond Fund	1 Year	Since Inception		Inception Date
Institutional Class	4.78%	4.68%		Mar 31, 2006
Institutional Class After Taxes on Distributions	3.86%	3.26%
Institutional Class After Taxes on Distributions and Sales	3.10%	3.16%
Barclays Capital U.S. 1-5 Year Government/Credit Bond Index	4.08%	5.29%
Retail Class	4.56%	4.57%		Mar 31, 2006
Retirement Class	4.51%	4.44%		Mar 31, 2006
Premier Class	4.62%	4.66%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

High-Yield Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees High-Yield Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High-Yield Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.12%	0.31%	0.06%	0.06%
Total Annual Fund Operating Expenses		0.60%	0.66%	0.56%	0.41%
Waivers and Expense Reimbursements	[2]		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.60%	0.65%	0.55%	0.40%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Retail Class shares; (ii) 0.65% of average daily net assets for Retirement Class shares; (iii) 0.55% of average daily net assets for Premier Class shares; and (iv) 0.40% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example High-Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	61	192	335	750
Retirement Class	66	209	366	821
Premier Class	56	177	311	699
Institutional Class	41	130	228	516

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. Under normal circumstances, the Fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment-grade (and their unrated equivalents) or other high-yielding debt securities. (These are often called "junk" bonds.) Most of these will be securities rated in the BB or B categories by S&P, or the Ba or B categories by Moody's. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest up to 20% of its assets in the following other types of instruments: payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated lower than B- or its equivalent by at least two rating agencies and securities having limited liquidity.

The Fund can make foreign investments, but the Fund does not expect them to be over 20% of its assets. The Fund can have up to 15% of its assets in illiquid securities. The Fund can also invest in U.S. Treasury and agency securities or other short-term instruments when other suitable investment opportunities are not available, or when Advisors would like to build the Fund's liquidity.

Over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding securities should, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding securities of similar duration. Advisors attempts to minimize the risks of investing in lower-rated securities by:

- Doing its own credit analysis (independent of the rating agencies). The Fund will buy securities of issuers with a balance of operational and financial risks that Advisors believes make it likely that such issuers will be able to meet their financial obligations;

- Constructing a portfolio of securities diversified by industry, maturity, duration and credit quality; and

- Buying or selling particular securities to take advantage of anticipated changes and trends in the economy and financial markets.

Advisors' judgment of the value of any particular security is a function of its experience with lower-rated securities, evaluation of general economic and securities market conditions and the financial condition of the security's issuer. Under some market conditions, the Fund may sacrifice potential yield in order to adopt a defensive posture designed to preserve capital.

Advisors may from time to time share investment research and ideas about high-yield securities with its affiliate, Teachers Insurance and Annuity Association of America ("TIAA"). While Advisors believes that such sharing of information provides benefits to the Fund and its shareholders, the Fund may at times be prevented from buying or selling certain securities or may need to sell certain securities before it may otherwise do so, in order to comply with the federal securities laws.

The benchmark index for the Fund is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Non-Investment-Grade Securities Risk-Issuers of non-investment-grade securities, which are usually called "high-yield" or "junk bonds", are typically in weak financial health and such securities can be harder to value and sell and their prices can be more volatile.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class.

The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 17.76%, for the quarter ended June 30, 2009. Worst quarter: -12.70%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns High-Yield Fund	1 Year	Since Inception		Inception Date
Institutional Class	14.61%	8.00%		Mar 31, 2006
Institutional Class After Taxes on Distributions	11.63%	5.00%
Institutional Class After Taxes on Distributions and Sales	9.37%	4.99%
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	14.25%	7.54%
Retail Class	14.36%	7.90%		Mar 31, 2006
Retirement Class	14.33%	7.72%		Mar 31, 2006
Premier Class	14.44%	7.96%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

Tax-Exempt Bond Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Tax-Exempt Bond Fund (USD $)	Retail Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none
Maximum Deferred Sales Charge	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption or Exchange Fee	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Tax-Exempt Bond Fund		Retail Class	Institutional Class
Management Fees		0.30%	0.30%
Distribution (Rule 12b-1) Fees	[1]	0.13%
Other Expenses		0.11%	0.08%
Total Annual Fund Operating Expenses		0.54%	0.38%
Waivers and Expense Reimbursements	[2]		0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.54%	0.35%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; and (ii) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Tax-Exempt Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	55	173	302	677
Institutional Class	36	117	208	475

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, including federal alternative minimum tax ("AMT"). The Fund may also invest in other municipal securities including bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel for the issuers at the time of issuance, is exempt from regular federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from AMT). Some of these securities may also be exempt from certain state and local income taxes. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Municipal securities are often issued to raise funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities such as water and sewer works.

The Fund may invest up to 20% of its assets in private activity bonds. Private activity bonds are tax-exempt bonds whose proceeds are used to finance private, for-profit organizations. The interest on these securities (including the Fund's distribution of that interest) may be a preference item for purposes of the AMT. The AMT is a special tax system that ensures that individuals and certain corporations pay at least some federal taxes. Income from securities that are a preference item is included in the computation of the AMT.

The Fund can also invest in other municipal securities, including certificates of participation, municipal leases, municipal obligation components and municipal custody receipts. In addition, the Fund can invest in municipal bonds secured by mortgages on single-family homes and multi-family projects. The Fund's investments in these securities are subject to prepayment and extension risk. All of the Fund's assets are dollar-denominated securities.

The Fund may invest up to 20% of its assets in securities rated below investment-grade, or unrated securities of comparable quality, which are usually called "junk" bonds. Issuers of "junk" bonds are typically in weak financial health, their ability to pay interest and principal is uncertain and they have a higher risk of becoming insolvent. Small changes in the issuer's creditworthiness can have more impact on the price of lower-rated bonds than would comparable changes for investment-grade bonds. Lower-rated bonds can also be harder to value and sell and their prices can be more volatile than the prices of higher-quality securities. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

The Fund pursues superior returns using historical yield spread and credit analysis to identify and invest in undervalued market sectors and individual securities. The Fund usually sells investments that Advisors believes to be overvalued on a relative basis. The Fund generally seeks to maintain an average duration in the Fund equal to that of its benchmark, the Barclays Capital 10-Year Municipal Bond Index, of approximately 7 years. Duration is a measure of the change in the value of a bond portfolio in response to a change in interest rates.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· State and Municipal Investment Risk-Because the Fund invests significantly in tax-exempt bonds and other municipal securities, events affecting states and municipalities may adversely affect the Fund's investments and its performance. These events may include severe financial difficulties and continued budget deficits, economic or political policy changes, tax base erosion, state constitutional limits on tax increases, and changes in the credit ratings assigned to state and municipal issuers of debt instruments.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Illiquid Securities Risk-The risk that illiquid securities may be difficult to sell for their fair market value.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Non-Investment-Grade Securities Risk-Issuers of non-investment-grade securities, which are usually called "high-yield" or "junk bonds", are typically in weak financial health and such securities can be harder to value and sell and their prices can be more volatile.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the Retail Class of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 6.48%, for the quarter ended September 30, 2009. Worst quarter: -4.78%, for the quarter ended December 31, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Tax-Exempt Bond Fund	1 Year	Since Inception	Inception Date
Institutional Class	2.30%	4.22%	Mar 31, 2006
Institutional Class After Taxes on Distributions	2.11%	4.16%
Institutional Class After Taxes on Distributions and Sales	3.01%	4.15%
Barclays Capital 10-Year Municipal Bond Index	4.05%	5.13%
Retail Class	2.14%	4.12%	Mar 31, 2006

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

Inflation-Linked Bond Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Inflation-Linked Bond Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inflation-Linked Bond Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	[1]	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	[2]	0.13%		0.15%
Other Expenses		0.10%	0.29%	0.04%	0.04%
Total Annual Fund Operating Expenses		0.48%	0.54%	0.44%	0.29%
Waivers and Expense Reimbursements	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.48%	0.54%	0.44%	0.29%
[1]	The management fees have been restated to reflect current fees under an amendment dated May 1, 2010 (the "Amendment") to the Fund's Investment Management Agreement dated February 1, 2006 with Teachers Advisors, Inc. ("Advisors"). The changes to the management fees under the Amendment became effective as of May 1, 2010.
[2]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[3]	Under the Fund's expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Inflation-Linked Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	49	154	269	604
Retirement Class	55	173	302	677
Premier Class	45	141	246	555
Institutional Class	30	93	163	368

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities whose principal value increases or decreases based on changes in the Consumer Price Index for All Urban Consumers ("CPI-U"), over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities ("TIIS"). The Fund can also invest in (1) other inflation-

indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers, as well as foreign governments, and (2) money market instruments or other short-term securities. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond's principal or interest is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a "real" rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they generally retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the CPI-U. Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation. The principal amount of a TIIS instrument may diminish in times of deflation. However, the U.S. Treasury guarantees that the final principal payment at maturity is at least the original principal amount of the bond. The interest and principal components of the bonds may be "stripped" or sold separately. The Fund can buy or sell either component.

The Fund may also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, the Fund's investments in inflation-linked bonds of foreign issuers is generally less than 25% of its assets.

The Fund is managed to maintain a duration that is similar to its benchmark index, the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). Duration is the approximate percentage change in the price of a bond in response to a change in prevailing interest rates. By keeping the duration of the Fund close to that of the index, the returns due to changes in interest rates should be similar between the Fund and the index. Typically, the Fund invests in corporate and foreign inflation-indexed bonds that are similar in duration and maturity as those of U.S. Government inflation-indexed bonds.

The Fund also may invest in any fixed-income securities provided that no more than 5% of its assets are invested in fixed-income securities rated below investment-grade.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 5.32%, for the quarter ended March 31, 2008. Worst quarter: -3.46%, for the quarter ended September 30, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Inflation-Linked Bond Fund	1 Year	5 Years		Since Inception		Inception Date
Institutional Class	6.11%	4.97%		5.44%		Oct 1, 2002
Institutional Class After Taxes on Distributions	5.32%	3.75%		4.00%
Institutional Class After Taxes on Distributions and Sales	3.96%	3.53%		3.84%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	6.31%	5.33%		5.73%
Retail Class	5.83%	4.82%		5.29%		Oct 1, 2002
Retirement Class	5.80%	4.77%	[1]	5.32%	[1]	Mar 31, 2006
Premier Class	5.87%	4.92%	[1]	5.41%	[1]	Sep 30, 2009
[1]	The performance shown for the Retirement Class and Premier Class that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retirement Class and Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

TCF Bond Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TCF Bond Index Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TCF Bond Index Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees		0.25%		0.15%
Other Expenses		0.31%	0.47%	0.22%	0.21%
Total Annual Fund Operating Expenses		0.66%	0.57%	0.47%	0.31%
Waivers and Expense Reimbursements	[1]	0.18%	0.19%	0.19%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.48%	0.38%	0.28%	0.13%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.48% of average daily net assets for Retail Class shares; (ii) 0.38% of average daily net assets for Retirement Class shares; (iii) 0.28% of average daily net assets for Premier Class shares; and (iv) 0.13% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TCF Bond Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	49	180	337	793
Retirement Class	39	150	286	682
Premier Class	29	118	230	560
Institutional Class	13	69	143	363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays Capital U.S. Aggregate Bond Index (the "Index"). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for, example, duration, sector diversification and credit quality) without investing in all of the securities in its index. At times the Fund may purchase securities not held in the Index, but which Advisors, believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The Fund's investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The Fund generally will invest in foreign securities only to the extent they are held in the Index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by Moody's or S&P or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund's ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of this index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 3.57%, for the quarter ended June 30, 2010. Worst quarter: -1.43%, for the quarter ended December 31, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns TCF Bond Index Fund	1 Year	Since Inception		Inception Date
Institutional Class	6.32%	5.24%		Sep 14, 2009
Institutional Class After Taxes on Distributions	5.23%	4.15%
Institutional Class After Taxes on Distributions and Sales	4.10%	3.83%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.67%
Retail Class	6.07%	4.96%		Sep 14, 2009
Retirement Class	6.16%	5.06%		Sep 14, 2009
Premier Class	6.27%	5.09%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-Day yield, please call the Fund at 800-842-2252.

Money Market Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks high current income consistent with maintaining liquidity and preserving capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Money Market Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.13%		0.15%
Other Expenses		0.11%	0.30%	0.04%	0.05%
Total Annual Fund Operating Expenses		0.34%	0.40%	0.29%	0.15%
Waivers and Expense Reimbursements	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.34%	0.40%	0.29%	0.15%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.50% of average daily net assets for Retail Class shares; (ii) 0.40% of average daily net assets for Retirement Class shares; (iii) 0.30% of average daily net assets for Premier Class shares; and (iv) 0.15% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	35	109	191	431
Retirement Class	41	128	224	505
Premier Class	30	93	163	368
Institutional Class	15	48	85	192

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of  $1.00 per share.

The Fund invests in debt obligations with a remaining maturity of 397 days or less, such as:

(1) Commercial paper (short-term "IOUs" issued by corporations and others) or variable-rate, floating-rate or variable-amount securities of domestic or foreign companies;

(2) Obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than  $1 billion in assets. These include certificates of deposit, time deposits, bankers' acceptances and other short-term debt;

(3) Securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities;

(4) Other debt obligations with a remaining maturity of 397 days or less issued by domestic or foreign companies;

(5) Repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper or bankers' acceptances;

(6) Obligations issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities; and/or

(7) Obligations of international organizations (and related government agencies) designated or supported by U.S. or foreign government agencies to promote economic development or international banking.

The Fund maintains a dollar weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund limits its investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. The Fund will only purchase money market instruments that at the time of purchase are "First Tier Securities," that is, instruments rated within the highest category by at least two nationally recognized statistical rating organizations ("NRSROs"), or rated within the highest category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality. The Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

The benchmark index for the Fund is the iMoneyNet Money Fund Report AveragesTM-All Taxable.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Current Income Risk-The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of  $1.00 per share.

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Credit Risk (a type of Company Risk)-The risk that a decline in a company's financial position may prevent it from making principal and interest payments on fixed-income securities when due.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 1.39%, for the quarter ended March 31, 2001. Worst quarter: 0.02%, for the quarter ended March 31, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Money Market Fund		1 Year	5 Years		10 Years		Inception Date
Institutional Class		0.11%	2.72%		2.50%		Jul 1, 1999
Institutional Class After Taxes on Distributions		0.07%	1.76%		1.60%
Institutional Class After Taxes on Distributions and Sales		0.07%	1.76%		1.60%
iMoneyNet Money Fund Report Averages™—All Taxable		0.04%	2.27%		2.03%
Retail Class	[1]	none	2.63%	[2]	2.45%	[2]	Mar 31, 2006
Retirement Class	[1]	none	2.52%	[2]	2.40%	[2]	Mar 31, 2006
Premier Class	[1]	none	2.69%	[2]	2.49%	[2]	Sep 30, 2009
[1]	Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Fund are not being reimbursed to the Fund's distributor. Advisors is also reimbursing certain other fund expenses. Also, part or all of the service fees of the Retirement Class of the Fund are being voluntarily waived. As of October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class of the Fund are being voluntarily waived. Without these changes, the total returns and 7-day current and effective net annualized yields for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.
[2]	The performance shown for the Retail, Premier and Retirement Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Premier and Retirement Classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund's shares may be higher or lower than that shown above. For the Fund's most current 7-day yield, please call the Fund at 800 842-2252.
Lifecycle Retirement Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Retirement Income Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee	none	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Retirement Income Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.13%	0.05%	0.15%
Other Expenses		0.34%	0.55%	0.33%	0.31%
Acquired Fund Fees and Expenses	[2]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		0.95%	1.08%	0.96%	0.79%
Waivers and Expense Reimbursements	[3]	0.32%	0.45%	0.43%	0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.63%	0.63%	0.53%	0.38%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year. The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, TPIS, for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ('"Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Retirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	64	249	473	1,117
Retirement Class	64	267	521	1,248
Premier Class	54	232	459	1,111
Institutional Class	39	183	370	913

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). The Fund invests in Underlying Funds according to a relatively fixed, more conservative asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. The Fund is designed to maintain a stable conservative allocation among the Underlying Funds and is therefore designed for shareholders already in or entering retirement.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.36%	U.S. Equity	30.30%	· Enhanced Large-Cap Growth Index Fund	6.18%
				· Enhanced Large-Cap Value Index Fund	6.03%
				· Large-Cap Value Fund	5.20%
				· Large-Cap Growth Fund	5.18%
				· Growth & Income Fund	4.45%
				· Small-Cap Equity Fund	2.48%
				· Mid-Cap Value Fund	0.41%
				· Mid-Cap Growth Fund	0.37%
		International Equity	10.06%	· International Equity Fund	4.59%
				· Enhanced International Equity Index Fund	4.52%
				· Emerging Markets Equity Fund	0.95%
FIXED-INCOME	59.64%	Fixed-Income	39.56%	· Bond Fund	38.41%
				· High-Yield Fund	0.66%
				· Bond Plus Fund	0.49%
		Short-Term Fixed-Income	10.26%	· Short-Term Bond Fund	9.83%
				· Money Market Fund	0.43%
		Inflation-Protected Assets	9.82%	· Inflation-Linked Bond Fund	9.82%
Total	100.00%		100.00%		100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or valueinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-

sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Retirement Income Fund

Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Retirement Income Fund	1 Year	Since Inception		Inception Date
Retirement Class	10.44%	1.84%		Nov 30, 2007
Retirement Class After Taxes on Distributions	9.59%	0.87%
Retirement Class After Taxes on Distributions and Sales	6.87%	1.02%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.83%
Lifecycle Retirement Income Fund Composite Index	10.01%	2.60%
Institutional Class	10.69%	2.09%		Nov 30, 2007
Retail Class	10.53%	2.02%		Nov 30, 2007
Premier Class	10.54%	1.88%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2010 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle 2010 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2010 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses	[2]	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses		0.86%	0.71%	0.56%
Waivers and Expense Reimbursements	[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.65%	0.55%	0.40%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle 2010 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	66	239	442	1,028
Premier Class	56	199	368	857
Institutional Class	41	152	285	675

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2010.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2010 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 36.75%; International Equity: 12.25%; Fixed-Income: 38.20%; Short-Term Fixed-Income: 6.40%; and Inflation-Protected Assets: 6.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.94%	U.S. Equity	37.59%	· Enhanced Large-Cap Growth Index Fund	8.09%
				· Enhanced Large-Cap Value Index Fund	7.90%
				· Large-Cap Value Fund	6.16%
				· Large-Cap Growth Fund	6.11%
				· Growth & Income Fund	5.24%
				· Small-Cap Equity Fund	3.15%
				· Mid-Cap Value Fund	0.49%
				· Mid-Cap Growth Fund	0.45%
		International Equity	12.35%	· International Equity Fund	5.89%
				· Enhanced International Equity Index Fund	5.76%
				· Emerging Markets Equity Fund	0.70%
FIXED-INCOME	50.06%	Fixed-Income	37.77%	· Bond Fund	34.43%
				· High-Yield Fund	2.43%
				· Bond Plus Fund	0.91%
		Short-Term Fixed-Income	6.38%	· Short-Term Bond Fund	5.86%
				· Money Market Fund	0.52%
		Inflation-Protected Assets	5.91%	· Inflation-Linked Bond Fund	5.91%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2010 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or valueinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets)

and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2010 Fund

Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle 2010 Fund	1 Year	5 Years		Since Inception		Inception Date
Retirement Class	11.53%	3.79%		4.79%		Oct 15, 2004
Retirement Class After Taxes on Distributions	10.74%	3.01%		3.89%
Retirement Class After Taxes on Distributions and Sales	7.62%	2.86%		3.66%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%		5.12%
Lifecycle 2010 Fund Composite Index	10.88%	4.01%		5.05%
Institutional Class	11.84%	3.99%	[1]	4.96%	[1]	Jan 17, 2007
Premier Class	11.67%	3.81%	[1]	4.81%	[1]	Sep 30, 2009
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2015 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2015 Fund seeks high total return over time primarily through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle 2015 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2015 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses	[2]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses		0.87%	0.72%	0.57%
Waivers and Expense Reimbursements	[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.66%	0.56%	0.41%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle 2015 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	67	242	447	1,040
Premier Class	57	203	373	869
Institutional Class	42	155	291	687

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2015.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2015 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 42.30%; International Equity: 14.10%; Fixed-Income: 34.80%; Short-Term Fixed-Income: 4.40%; and Inflation-Protected Assets: 4.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	57.69%	U.S. Equity	43.41%	· Enhanced Large-Cap Growth Index Fund	9.43%
				· Enhanced Large-Cap Value Index Fund	9.19%
				· Large-Cap Value Fund	7.09%
				· Large-Cap Growth Fund	7.04%
				· Growth & Income Fund	6.02%
				· Small-Cap Equity Fund	3.56%
				· Mid-Cap Value Fund	0.57%
				· Mid-Cap Growth Fund	0.51%
		International Equity	14.28%	· International Equity Fund	6.72%
				· Enhanced International Equity Index Fund	6.53%
				· Emerging Markets Equity Fund	1.03%
FIXED-INCOME	42.31%	Fixed-Income	34.27%	· Bond Fund	29.54%
				· High-Yield Fund	2.94%
				· Bond Plus Fund	1.79%
		Short-Term Fixed-Income	4.03%	· Short-Term Bond Fund	4.03%
		Inflation-Protected Assets	4.01%	· Inflation-Linked Bond Fund	4.01%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2015 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencingFebruary 1,

2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2015 Fund

Best quarter: 12.39%, for the quarter ended June 30, 2009. Worst quarter: -12.97%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle 2015 Fund	1 Year	5 Years		Since Inception		Inception Date
Retirement Class	12.36%	3.58%		4.80%		Oct 15, 2004
Retirement Class After Taxes on Distributions	11.63%	2.86%		3.93%
Retirement Class After Taxes on Distributions and Sales	8.18%	2.71%		3.69%
Russell 3000® Index	16.93%	2.74%		4.88%
Lifecycle 2015 Fund Composite Index	11.54%	3.78%		5.00%
Institutional Class	12.69%	3.80%	[1]	4.97%	[1]	Jan 17, 2007
Premier Class	12.41%	3.60%	[1]	4.81%	[1]	Sep 30, 2009
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2020 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Lifecycle 2020 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

Annual Fund Operating Expenses Lifecycle 2020 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses	[2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses		0.88%	0.73%	0.58%
Waivers and Expense Reimbursements	[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.67%	0.57%	0.42%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle 2020 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	68	245	453	1,051
Premier Class	58	206	379	881
Institutional Class	43	158	296	699

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2020.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2020 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 48.30%; International Equity: 16.10%; Fixed-Income: 30.80%; Short-Term Fixed-Income: 2.40%; and Inflation-Protected Assets: 2.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	65.70%	U.S. Equity	49.53%	· Enhanced Large-Cap Growth Index Fund	10.93%
				· Enhanced Large-Cap Value Index Fund	10.65%
				· Large-Cap Value Fund	8.00%
				· Large-Cap Growth Fund	7.95%
				· Growth & Income Fund	6.80%
				· Small-Cap Equity Fund	3.98%
				· Mid-Cap Value Fund	0.64%
				· Mid-Cap Growth Fund	0.58%
		International Equity	16.17%	· International Equity Fund	7.65%
				· Enhanced International Equity Index Fund	7.33%
				· Emerging Markets Equity Fund	1.19%
FIXED-INCOME	34.30%	Fixed-Income	30.11%	· Bond Fund	23.38%
				· Bond Plus Fund	3.42%
				· High-Yield Fund	3.31%
		Short-Term Fixed-Income	2.10%	· Short-Term Bond Fund	2.10%
		Inflation-Protected Assets	2.09%	· Inflation-Linked Bond Fund	2.09%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2020 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencingFebruary 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2020 Fund

Best quarter: 13.85%, for the quarter ended June 30, 2009. Worst quarter: -14.95%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle 2020 Fund	1 Year	5 Years		Since Inception		Inception Date
Retirement Class	13.15%	3.17%		4.59%		Oct 15, 2004
Retirement Class After Taxes on Distributions	12.48%	2.52%		3.78%
Retirement Class After Taxes on Distributions and Sales	8.72%	2.41%		3.56%
Russell 3000® Index	16.93%	2.74%		4.88%
Lifecycle 2020 Fund Composite Index	12.21%	3.38%		4.78%
Institutional Class	13.45%	3.37%	[1]	4.75%	[1]	Jan 17, 2007
Premier Class	13.27%	3.22%	[1]	4.63%	[1]	Sep 30, 2009
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2025 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle 2025 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2025 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses	[2]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses		0.89%	0.74%	0.59%
Waivers and Expense Reimbursements	[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.68%	0.58%	0.43%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle 2025 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	69	248	458	1,063
Premier Class	59	209	384	893
Institutional Class	44	161	302	712

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2025.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2025 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 54.30%; International Equity: 18.10%; Fixed-Income: 26.80%; Short-Term Fixed-Income: 0.40%; and Inflation-Protected Assets: 0.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	73.49%	U.S. Equity	55.34%	· Enhanced Large-Cap Growth Index Fund	12.19%
				· Enhanced Large-Cap Value Index Fund	11.87%
				· Large-Cap Value Fund	8.95%
				· Large-Cap Growth Fund	8.89%
				· Growth & Income Fund	7.61%
				· Small-Cap Equity Fund	4.46%
				· Mid-Cap Value Fund	0.73%
				· Mid-Cap Growth Fund	0.64%
		International Equity	18.15%	· International Equity Fund	8.57%
				· Enhanced International Equity Index Fund	8.19%
				· Emerging Markets Equity Fund	1.39%
FIXED-INCOME	26.51%	Fixed-Income	26.25%	· Bond Fund	19.05%
				· High-Yield Fund	3.70%
				· Bond Plus Fund	3.50%
		Short-Term Fixed-Income	0.13%	· Short-Term Bond Fund	0.13%
		Inflation-Protected Assets	0.13%	· Inflation-Linked Bond Fund	0.13%
Total	100.00%		100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2025 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencingFebruary 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2025 Fund

Best quarter: 15.33%, for the quarter ended June 30, 2009. Worst quarter: -16.97%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle 2025 Fund	1 Year	5 Years		Since Inception		Inception Date
Retirement Class	13.88%	2.77%		4.42%		Oct 15, 2004
Retirement Class After Taxes on Distributions	13.25%	2.16%		3.63%
Retirement Class After Taxes on Distributions and Sales	9.20%	2.10%		3.43%
Russell 3000® Index	16.93%	2.74%		4.88%
Lifecycle 2025 Fund Composite Index	12.86%	2.98%		4.57%
Institutional Class	13.99%	2.97%	[1]	4.58%	[1]	Jan 17, 2007
Premier Class	13.82%	2.77%	[1]	4.42%	[1]	Sep 30, 2009
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2030 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle 2030 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2030 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses	[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses		0.90%	0.75%	0.60%
Waivers and Expense Reimbursements	[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.69%	0.59%	0.44%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle 2030 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	70	251	464	1,075
Premier Class	60	212	390	904
Institutional Class	45	164	307	724

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2030.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2030 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 60.30%; International Equity: 20.10%; Fixed-Income: 19.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	81.24%	U.S. Equity	61.27%	· Enhanced Large-Cap Growth Index Fund	13.44%
				· Enhanced Large-Cap Value Index Fund	13.09%
				· Large-Cap Value Fund	9.95%
				· Large-Cap Growth Fund	9.90%
				· Growth & Income Fund	8.46%
				· Small-Cap Equity Fund	4.90%
				· Mid-Cap Value Fund	0.81%
				· Mid-Cap Growth Fund	0.72%
		International Equity	19.97%	· International Equity Fund	9.41%
				· Enhanced International Equity Index Fund	9.02%
				· Emerging Markets Equity Fund	1.54%
FIXED-INCOME	18.76%	Fixed-Income	18.76%	· Bond Fund	12.24%
				· High-Yield Fund	3.68%
				· Bond Plus Fund	2.84%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2030 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencingFebruary 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2030 Fund

Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle 2030 Fund	1 Year	5 Years		Since Inception		Inception Date
Retirement Class	14.39%	2.37%		4.13%		Oct 15, 2004
Retirement Class After Taxes on Distributions	13.83%	1.80%		3.39%
Retirement Class After Taxes on Distributions and Sales	9.56%	1.79%		3.21%
Russell 3000® Index	16.93%	2.74%		4.88%
Lifecycle 2030 Fund Composite Index	13.41%	2.57%		4.35%
Institutional Class	14.74%	2.57%	[1]	4.31%	[1]	Jan 17, 2007
Premier Class	14.44%	2.38%	[1]	4.14%	[1]	Sep 30, 2009
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2035 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle 2035 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2035 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses	[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses		0.91%	0.76%	0.61%
Waivers and Expense Reimbursements	[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%	0.60%	0.45%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle 2035 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	72	254	469	1,087
Premier Class	61	215	395	916
Institutional Class	46	168	313	736

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2035.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2035 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 66.30%; International Equity: 22.10%; Fixed-Income: 11.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.27%	U.S. Equity	67.38%	· Enhanced Large-Cap Growth Index Fund	14.61%
				· Enhanced Large-Cap Value Index Fund	14.23%
				· Large-Cap Value Fund	11.05%
				· Large-Cap Growth Fund	11.04%
				· Growth & Income Fund	9.41%
				· Small-Cap Equity Fund	5.36%
				· Mid-Cap Value Fund	0.88%
				· Mid-Cap Growth Fund	0.80%
		International Equity	21.89%	· International Equity Fund	10.26%
				· Enhanced International Equity Index Fund	9.87%
				· Emerging Markets Equity Fund	1.76%
FIXED-INCOME	10.73%	Fixed-Income	10.73%	· Bond Fund	5.39%
				· High-Yield Fund	3.58%
				· Bond Plus Fund	1.76%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2035 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2035 Fund

Best quarter: 17.55%, for the quarter ended June 30, 2009. Worst quarter: -20.30%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle 2035 Fund	1 Year	5 Years		Since Inception		Inception Date
Retirement Class	15.02%	2.39%		4.27%		Oct 15, 2004
Retirement Class After Taxes on Distributions	14.52%	1.85%		3.53%
Retirement Class After Taxes on Distributions and Sales	9.98%	1.82%		3.34%
Russell 3000® Index	16.93%	2.74%		4.88%
Lifecycle 2035 Fund Composite Index	13.98%	2.57%		4.47%
Institutional Class	15.26%	2.60%	[1]	4.44%	[1]	Jan 17, 2007
Premier Class	15.20%	2.45%	[1]	4.32%	[1]	Sep 30, 2009
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

Lifecycle 2040 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle 2040 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2040 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.30%	0.06%	0.05%
Acquired Fund Fees and Expenses	[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses		0.90%	0.76%	0.60%
Waivers and Expense Reimbursements	[3]	0.20%	0.16%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%	0.60%	0.45%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle 2040 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	72	253	466	1,077
Premier Class	61	215	395	916
Institutional Class	46	184	327	743

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2040.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2040 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.95%	U.S. Equity	67.98%	· Enhanced Large-Cap Growth Index Fund	14.73%
				· Enhanced Large-Cap Value Index Fund	14.34%
				· Large-Cap Value Fund	11.16%
				· Large-Cap Growth Fund	11.14%
				· Growth & Income Fund	9.50%
				· Small-Cap Equity Fund	5.42%
				· Mid-Cap Value Fund	0.89%
				· Mid-Cap Growth Fund	0.80%
		International Equity	21.97%	· International Equity Fund	10.28%
				· Enhanced International Equity Index Fund	9.91%
				· Emerging Markets Equity Fund	1.78%
FIXED-INCOME	10.05%	Fixed-Income	10.05%	· Bond Fund	5.07%
				· High-Yield Fund	3.58%
				· Bond Plus Fund	1.40%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2040 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2040 Fund

Best quarter: 17.54%, for the quarter ended June 30, 2009. Worst quarter: -20.27%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle 2040 Fund	1 Year	5 Years		Since Inception		Inception Date
Retirement Class	15.21%	2.68%		4.63%		Oct 15, 2004
Retirement Class After Taxes on Distributions	14.72%	2.14%		3.89%
Retirement Class After Taxes on Distributions and Sales	10.11%	2.07%		3.66%
Russell 3000® Index	16.93%	2.74%		4.88%
Lifecycle 2040 Fund Composite Index	14.07%	2.78%		4.76%
Institutional Class	15.45%	2.88%	[1]	4.80%	[1]	Jan 17, 2007
Premier Class	15.27%	2.70%	[1]	4.65%	[1]	Sep 30, 2009
[1]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2045 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle 2045 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2045 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.49%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses		1.09%	0.95%	0.80%
Waivers and Expense Reimbursements	[3]	0.39%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%	0.60%	0.45%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle 2045 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	72	281	536	1,269
Premier Class	61	244	468	1,112
Institutional Class	46	196	386	935

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2045.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2045 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.94%	U.S. Equity	67.68%	· Enhanced Large-Cap Growth Index Fund	13.33%
				· Enhanced Large-Cap Value Index Fund	12.95%
				· Large-Cap Growth Fund	12.06%
				· Large-Cap Value Fund	11.91%
				· Growth & Income Fund	10.19%
				· Small-Cap Equity Fund	5.44%
				· Mid-Cap Value Fund	0.95%
				· Mid-Cap Growth Fund	0.85%
		International Equity	22.26%	· International Equity Fund	9.96%
				· Enhanced International Equity Index Fund	9.93%
				· Emerging Markets Equity Fund	2.37%
FIXED-INCOME	10.06%	Fixed-Income	10.06%	· Bond Fund	4.70%
				· High-Yield Fund	3.38%
				· Bond Plus Fund	1.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2045 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2045 Fund

Best quarter: 17.33%, for the quarter ended June 30, 2009. Worst quarter: -21.15%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle 2045 Fund	1 Year	Since Inception	Inception Date
Retirement Class	15.10%		Nov 30, 2007
Retirement Class After Taxes on Distributions and Sales	10.04%
Institutional Class	15.40%		Nov 30, 2007
Institutional Class After Taxes on Distributions	14.62%
Russell 3000® Index	16.93%
Lifecycle 2045 Fund Composite Index	14.07%
Premier Class	15.21%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2050 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle 2050 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2050 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.68%	0.45%	0.44%
Acquired Fund Fees and Expenses	[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses		1.28%	1.15%	0.99%
Waivers and Expense Reimbursements	[3]	0.58%	0.55%	0.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%	0.60%	0.45%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	72	308	607	1,458
Premier Class	61	272	542	1,313
Institutional Class	46	224	457	1,129

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2050.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2050 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.95%	U.S. Equity	67.59%	· Enhanced Large-Cap Growth Index Fund	13.20%
				· Enhanced Large-Cap Value Index Fund	12.84%
				· Large-Cap Growth Fund	12.10%
				· Large-Cap Value Fund	11.95%
				· Growth & Income Fund	10.23%
				· Small-Cap Equity Fund	5.46%
				· Mid-Cap Value Fund	0.95%
				· Mid-Cap Growth Fund	0.86%
		International Equity	22.36%	· International Equity Fund	10.01%
				· Enhanced International Equity Index Fund	9.98%
				· Emerging Markets Equity Fund	2.37%
FIXED-INCOME	10.05%	Fixed-Income	10.05%	· Bond Fund	4.73%
				· High-Yield Fund	3.40%
				· Bond Plus Fund	1.92%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2050 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2050 Fund

Best quarter: 17.30%, for the quarter ended June 30, 2009. Worst quarter: -21.79%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle 2050 Fund	1 Year	Since Inception	Inception Date
Retirement Class	15.03%		Nov 30, 2007
Retirement Class After Taxes on Distributions	14.43%
Retirement Class After Taxes on Distributions and Sales	10.14%
Russell 3000® Index	16.93%
Lifecycle 2050 Fund Composite Index	14.07%
Institutional Class	15.32%		Nov 30, 2007
Premier Class	15.13%	[1]	Sep 30, 2009
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

Lifecycle Index Retirement Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index Retirement Income Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index Retirement Income Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		1.92%	1.66%	1.64%
Acquired Fund Fees and Expenses	[2]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		2.20%	2.04%	1.87%
Waivers and Expense Reimbursements	[3][4]	1.76%	1.70%	1.68%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.04%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index Retirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	398	905	2,300
Premier Class	35	358	831	2,139
Institutional Class	20	308	744	1,958

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). The Fund invests in Underlying Funds according to a relatively fixed, more conservative asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 50.00%; and Inflation-Protected Assets: 10.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. The Fund is designed to maintain a stable conservative allocation among the Underlying Funds and is therefore designed for shareholders already in or entering retirement.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.36%	U.S. Equity	30.25%	· Equity Index Fund	30.25%
		International Equity	10.11%	· International Equity Index Fund	10.11%
FIXED-INCOME	59.64%	Fixed-Income	49.70%	· Bond Index Fund	49.70%
		Inflation-Protected Assets	9.94%	· Inflation-Linked Bond Fund	9.94%
Total	100.00%		100.00%		100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of

U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-

year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index Retirement Income Fund

Best quarter: 6.74%, for the quarter ended September 30, 2010. Worst quarter: -2.99%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index Retirement Income Fund	1 Year	Since Inception	Inception Date
Retirement Class	9.70%	9.44%	Sep 30, 2009
Retirement Class After Taxes on Distributions	8.93%	8.66%
Retirement Class After Taxes on Distributions and Sales	6.43%	7.66%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.36%
Lifecycle Index Retirement Income Fund Composite Index	10.28%	10.10%
Institutional Class	9.96%	9.70%	Sep 30, 2009
Premier Class	9.81%	9.55%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2010 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index 2010 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index 2010 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		1.07%	0.79%	0.70%
Acquired Fund Fees and Expenses	[2]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		1.34%	1.16%	0.92%
Waivers and Expense Reimbursements	[3][4]	0.90%	0.82%	0.73%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.03%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index 2010 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	273	587	1,478
Premier Class	35	230	503	1,284
Institutional Class	19	169	387	1,017

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2010. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2010 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 36.75%; International Equity: 12.25%; Fixed-Income: 44.60%; and Inflation-Protected Assets: 6.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.48%	U.S. Equity	37.06%	· Equity Index Fund	37.06%
		International Equity	12.42%	· International Equity Index Fund	12.42%
FIXED-INCOME	50.52%	Fixed-Income	44.35%	· Bond Index Fund	44.35%
		Inflation-Protected Assets	6.17%	· Inflation-Linked Bond Fund	6.17%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2010 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors.

For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2010 Fund

Best quarter: 7.77%, for the quarter ended September 30, 2010. Worst quarter: -4.56%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index 2010 Fund	1 Year	Since Inception	Inception Date
Retirement Class	10.48%	10.48%	Sep 30, 2009
Retirement Class After Taxes on Distributions	10.08%	10.07%
Retirement Class After Taxes on Distributions and Sales	6.99%	8.76%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.36%
Lifecycle Index 2010 Fund Composite Index	11.04%	11.10%
Institutional Class	10.77%	10.76%	Sep 30, 2009
Premier Class	10.63%	10.62%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2015 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index 2015 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index 2015 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.92%	0.65%	0.54%
Acquired Fund Fees and Expenses	[2]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		1.18%	1.01%	0.75%
Waivers and Expense Reimbursements	[3][4]	0.74%	0.67%	0.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.02%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index 2015 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	250	527	1,319
Premier Class	35	208	447	1,132
Institutional Class	19	144	323	841

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2015. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2015 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 42.30%; International Equity: 14.10%; Fixed-Income: 39.20%; and Inflation-Protected Assets: 4.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	57.47%	U.S. Equity	43.05%	· Equity Index Fund	43.05%
		International Equity	14.42%	· International Equity Index Fund	14.42%
FIXED-INCOME	42.53%	Fixed-Income	38.38%	· Bond Index Fund	38.38%
		Inflation-Protected Assets	4.15%	· Inflation-Linked Bond Fund	4.15%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2015 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2015 Fund

Best quarter: 8.63%, for the quarter ended September 30, 2010. Worst quarter: -5.85%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index 2015 Fund	1 Year	Since Inception	Inception Date
Retirement Class	11.03%	11.20%	Sep 30, 2009
Retirement Class After Taxes on Distributions	10.66%	10.84%
Retirement Class After Taxes on Distributions and Sales	7.38%	9.42%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2015 Fund Composite Index	11.65%	11.89%
Institutional Class	11.31%	11.48%	Sep 30, 2009
Premier Class	11.18%	11.34%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2020 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index 2020 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index 2020 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.91%	0.60%	0.52%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		1.16%	0.95%	0.72%
Waivers and Expense Reimbursements	[3][4]	0.72%	0.61%	0.53%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index 2020 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	247	520	1,299
Premier Class	35	199	424	1,071
Institutional Class	19	139	311	809

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2020 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 48.30%; International Equity: 16.10%; Fixed-Income: 33.20%; and Inflation-Protected Assets: 2.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	65.55%	U.S. Equity	49.12%	· Equity Index Fund	49.12%
		International Equity	16.43%	· International Equity Index Fund	16.43%
FIXED-INCOME	34.45%	Fixed-Income	32.30%	· Bond Index Fund	32.30%
		Inflation-Protected Assets	2.15%	· Inflation-Linked Bond Fund	2.15%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2020 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2020 Fund

Best quarter: 9.39%, for the quarter ended September 30, 2010. Worst quarter: -6.95%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index 2020 Fund	1 Year	Since Inception	Inception Date
Retirement Class	11.69%	12.02%	Sep 30, 2009
Retirement Class After Taxes on Distributions	11.35%	11.68%
Retirement Class After Taxes on Distributions and Sales	7.84%	10.14%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2020 Fund Composite Index	12.27%	12.68%
Institutional Class	11.97%	12.30%	Sep 30, 2009
Premier Class	11.74%	12.08%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2025 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index 2025 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index 2025 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.95%	0.64%	0.55%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		1.20%	0.99%	0.75%
Waivers and Expense Reimbursements	[3][4]	0.76%	0.65%	0.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[4]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index 2025 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	252	535	1,339
Premier Class	35	205	439	1,112
Institutional Class	19	144	323	841

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2025. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2025 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 54.30%; International Equity: 18.10%; Fixed-Income: 27.20%; and Inflation-Protected Assets: 0.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	73.48%	U.S. Equity	54.99%	· Equity Index Fund	54.99%
		International Equity	18.49%	· International Equity Index Fund	18.49%
FIXED-INCOME	26.52%	Fixed-Income	26.35%	· Bond Index Fund	26.35%
		Inflation-Protected Assets	0.17%	· Inflation-Linked Bond Fund	0.17%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2025 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2025 Fund

Best quarter: 10.18%, for the quarter ended September 30, 2010. Worst quarter: -8.22%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index 2025 Fund	1 Year	Since Inception	Inception Date
Retirement Class	12.31%	12.83%	Sep 30, 2009
Retirement Class After Taxes on Distributions	11.98%	12.49%
Retirement Class After Taxes on Distributions and Sales	8.28%	10.85%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2025 Fund Composite Index	12.86%	13.46%
Institutional Class	12.59%	13.11%	Sep 30, 2009
Premier Class	12.46%	12.97%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2030 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index 2030 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index 2030 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.86%	0.58%	0.49%
Acquired Fund Fees and Expenses	[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.10%	0.92%	0.68%
Waivers and Expense Reimbursements	[3]	0.66%	0.58%	0.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index 2030 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	238	497	1,239
Premier Class	35	195	413	1,040
Institutional Class	19	134	296	768

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2030. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2030 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 60.30%; International Equity: 20.10%; Fixed-Income: 19.60%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	81.24%	U.S. Equity	60.86%	· Equity Index Fund	60.86%
		International Equity	20.38%	· International Equity Index Fund	20.38%
FIXED-INCOME	18.76%	Fixed-Income	18.76%	· Bond Index Fund	18.76%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2030 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2030 Fund

Best quarter: 11.08%, for the quarter ended September 30, 2010. Worst quarter: -9.55%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index 2030 Fund	1 Year	Since Inception	Inception Date
Retirement Class	12.91%	13.67%	Sep 30, 2009
Retirement Class After Taxes on Distributions	12.59%	13.35%
Retirement Class After Taxes on Distributions and Sales	8.70%	11.59%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2030 Fund Composite Index	13.41%	14.24%
Institutional Class	13.18%	13.94%	Sep 30, 2009
Premier Class	12.94%	13.71%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2035 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index 2035 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index 2035 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.89%	0.60%	0.51%
Acquired Fund Fees and Expenses	[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.13%	0.94%	0.70%
Waivers and Expense Reimbursements	[3]	0.69%	0.60%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index 2035 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	242	508	1,269
Premier Class	35	198	420	1,061
Institutional Class	19	137	304	789

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2035. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2035 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 66.30%; International Equity: 22.10%; Fixed-Income: 11.60%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.28%	U.S. Equity	66.83%	· Equity Index Fund	66.83%
		International Equity	22.45%	· International Equity Index Fund	22.45%
FIXED-INCOME	10.72%	Fixed-Income	10.72%	· Bond Index Fund	10.72%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2035 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2035 Fund

Best quarter: 11.89%, for the quarter ended September 30, 2010. Worst quarter: -10.71%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index 2035 Fund	1 Year	Since Inception	Inception Date
Retirement Class	13.41%	14.37%	Sep 30, 2009
Retirement Class After Taxes on Distributions	13.10%	14.07%
Retirement Class After Taxes on Distributions and Sales	9.05%	12.21%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2035 Fund Composite Index	13.98%	14.99%
Institutional Class	13.67%	14.64%	Sep 30, 2009
Premier Class	13.44%	14.42%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2040 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index 2040 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index 2040 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		0.73%	0.44%	0.37%
Acquired Fund Fees and Expenses	[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		0.97%	0.78%	0.56%
Waivers and Expense Reimbursements	[3]	0.53%	0.44%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index 2040 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	219	448	1,108
Premier Class	35	174	360	897
Institutional Class	20	116	250	642

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2040. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2040 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.23%	U.S. Equity	67.52%	· Equity Index Fund	67.52%
		International Equity	22.71%	· International Equity Index Fund	22.71%
FIXED-INCOME	9.77%	Fixed-Income	9.77%	· Bond Index Fund	9.77%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2040 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2040 Fund

Best quarter: 11.87%, for the quarter ended September 30, 2010. Worst quarter: -10.69%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index 2040 Fund	1 Year	Since Inception	Inception Date
Retirement Class	13.50%	14.43%	Sep 30, 2009
Retirement Class After Taxes on Distributions	13.18%	14.15%
Retirement Class After Taxes on Distributions and Sales	9.11%	12.26%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2040 Fund Composite Index	14.07%	15.06%
Institutional Class	13.76%	14.70%	Sep 30, 2009
Premier Class	13.53%	14.48%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2045 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index 2045 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index 2045 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		1.38%	1.12%	1.05%
Acquired Fund Fees and Expenses	[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.62%	1.46%	1.24%
Waivers and Expense Reimbursements	[3]	1.18%	1.12%	1.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index 2045 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	313	690	1,750
Premier Class	35	273	614	1,579
Institutional Class	19	215	507	1,339

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2045. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2045 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.95%	U.S. Equity	67.34%	· Equity Index Fund	67.34%
		International Equity	22.61%	· International Equity Index Fund	22.61%
FIXED-INCOME	10.05%	Fixed-Income	10.05%	· Bond Index Fund	10.05%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2045 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2045 Fund

Best quarter: 11.95%, for the quarter ended September 30, 2010. Worst quarter: -10.68%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index 2045 Fund	1 Year	Since Inception	Inception Date
Retirement Class	13.50%	14.37%	Sep 30, 2009
Retirement Class After Taxes on Distributions	13.18%	13.98%
Retirement Class After Taxes on Distributions and Sales	9.11%	12.19%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2045 Fund Composite Index	14.07%	15.06%
Institutional Class	13.77%	14.65%	Sep 30, 2009
Premier Class	13.64%	14.50%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2050 Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Lifecycle Index 2050 Fund (USD $)	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle Index 2050 Fund		Retirement Class	Premier Class	Institutional Class
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses		1.65%	1.40%	1.36%
Acquired Fund Fees and Expenses	[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.89%	1.74%	1.55%
Waivers and Expense Reimbursements	[3]	1.45%	1.40%	1.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.44%	0.34%	0.19%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[3]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lifecycle Index 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class	45	352	790	2,008
Premier Class	35	314	719	1,852
Institutional Class	19	261	624	1,647

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2050. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2050 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.94%	U.S. Equity	67.38%	· Equity Index Fund	67.38%
		International Equity	22.56%	· International Equity Index Fund	22.56%
FIXED-INCOME	10.06%	Fixed-Income	10.06%	· Bond Index Fund	10.06%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2050 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2050 Fund

Best quarter: 11.85%, for the quarter ended September 30, 2010. Worst quarter: -10.59%, for the quarter ended June 30, 2010.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Lifecycle Index 2050 Fund	1 Year	Since Inception	Inception Date
Retirement Class	13.51%	14.46%	Sep 30, 2009
Retirement Class After Taxes on Distributions	13.19%	14.06%
Retirement Class After Taxes on Distributions and Sales	9.12%	12.26%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2050 Fund Composite Index	14.07%	15.06%
Institutional Class	13.79%	14.74%	Sep 30, 2009
Premier Class	13.56%	14.52%	Sep 30, 2009

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Managed Allocation Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The Fund will pursue this goal through a "fund of funds" approach, whereby the Fund will make investments primarily in other mutual funds.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees Managed Allocation Fund (USD $)	Retail Class	Retirement Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managed Allocation Fund		Retail Class	Retirement Class	Institutional Class
Distribution (Rule 12b-1) Fees	[1]	0.13%
Other Expenses		0.11%	0.30%	0.06%
Acquired Fund Fees and Expenses	[2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses		0.66%	0.72%	0.48%
Waivers and Expense Reimbursements	[3]		0.05%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.66%	0.67%	0.42%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's September 30, 2010 annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: 0.00% of average daily net assets for Institutional Class shares and 0.25% of average daily net assets for Retail and Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Managed Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	67	211	368	822
Retirement Class	68	222	393	887
Institutional Class	43	144	258	594

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund may invest in shares of underlying funds such as: (1) the Trust's other investment funds; and (2) other mutual funds or other permissible investment pools or products that may be selected by the Board of Trustees from time to time. The Managed Allocation Fund may invest in underlying funds or products other than those listed above at any time in the future without obtaining shareholder approval. These additional underlying funds or products may have different investment objectives and styles from those currently held by the Fund and may change the risk profile of the Fund. The Fund will notify you where the addition of underlying funds or products would have a material effect on the composition of the Fund's investment portfolio.

Generally, the Fund will seek to meet its investment objective by investing: (1) approximately 60% of its assets in equity funds including up to 5% of its assets in real estate funds; and (2) approximately 40% of its assets in fixed-income funds ("target allocations").

The Fund currently intends to invest in the following equity funds:

- Growth & Income Fund, which invests primarily in a broadly diversified portfolio of income-producing equity securities selected for their investment potential.

- International Equity Fund, which invests primarily in a broadly diversified portfolio of foreign equity investments.

- Large-Cap Growth Fund, which invests primarily in a diversified portfolio of common stocks that Advisors believes present the opportunity for growth, such as stocks of large-cap companies in new and emerging areas of the economy and companies with distinctive products or promising markets.

- Large-Cap Value Fund, which invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth.

- Mid-Cap Growth Fund, which invests primarily in mid-cap equity securities that Advisors believes present the opportunity for growth.

- Mid-Cap Value Fund, which invests primarily in mid-cap equity securities that Advisors believes are undervalued by the market based on an evaluation of their potential worth.

· Emerging Markets Equity Fund, which invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities.

- Small-Cap Equity Fund, which invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations that appear to have favorable prospects for significant long-term capital appreciation.

- Enhanced International Equity Index Fund, which seeks to enhance the return of the Fund relative to the MSCI EAFE® Index by investing in equity securities of foreign issuers within this index, but not necessarily at index weightings.

- Enhanced Large-Cap Growth Index Fund, which seeks to enhance the return of the Fund relative to the Russell 1000® Growth Index by investing in large-cap equity securities of issuers within this index, but not necessarily at index weightings.

- Enhanced Large-Cap Value Index Fund, which seeks to enhance the return of the Fund relative to the Russell 1000® Value Index by investing in large-cap equity securities of issuers within this index, but not necessarily at index weightings.

- The Managed Allocation Fund may invest in the Real Estate Securities Fund, which invests primarily in equity securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets such as REITs, to gain asset allocation exposure to the real estate industry.

The Fund currently intends to invest in the following fixed-income funds:

- Bond Plus Fund, which divides its portfolio into two segments, one of which invests in a broad range of investment-grade debt securities, and the other of which seeks enhanced returns through investments in illiquid or non-investment-grade securities.

- Short-Term Bond Fund, which invests primarily in a broad range of U.S. Treasury and agency securities, and investment-grade corporate bonds with maturities from 1-5 years.

- High-Yield Fund, which invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, loans and notes, as well as convertible securities and preferred stocks.

- Inflation-Linked Bond Fund, which invests primarily in inflation-linked bonds-fixed-income securities whose returns are designed to track a specified inflation index over the life of the security.

As a result of its investments in the underlying funds, the Managed Allocation Fund's returns will reflect investments in a mix of domestic stocks of companies of all sizes, foreign equities, real estate securities and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities. To maintain an appropriate allocation among the underlying funds, the Fund monitors the foreign and domestic equity markets, as well as overall financial and economic conditions. If Advisors believes that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, it can adjust the percentage of investments in these underlying funds up or down by up to 10%. At any given time the Fund may hold between 0 to 5% of its assets in real estate funds. The Fund's benchmark is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income underlying fund asset classes, i.e., domestic equity, international equity and fixed-income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund's target allocations among the three market sectors. For more information about the different indices that comprise the Fund's composite benchmark index, please see "More About Benchmarks and Other Indices" below.

The composition of the Fund's fixed-income portion will vary depending on the shape of the yield curve. This means that when there is not much difference between the yield on short-term and long-term bonds, the Fund will increase its investments in the Short-Term Bond Fund. The Fund will have less than 5% of its assets in the High-Yield Fund.

The Fund might sometimes be even more heavily weighted toward equities or fixed-income, if Advisors believes market conditions warrant. For example, the Fund might increase its holdings in fixed-income funds in periods when Advisors believes equity markets will decline.

As part of the Fund's ability to invest in unaffiliated investment products or pools noted above, the Board has authorized the Fund to invest in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs"). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

For flexibility in meeting redemptions, expenses and the timing of new investments, and as a short-term defense during periods of unusual volatility, the Fund may invest in government securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), short-term paper or shares of the Money Market Fund. For temporary defensive purposes, the Managed Allocation Fund may invest without limitation in such securities. The Fund cannot guarantee that this strategy will be successful.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Enhanced Index Risk-The risk that the enhanced index fund may underperform its benchmark index due to differences between the fund and the benchmark index.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

· Underlying Fund Risk-The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class.

The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 12.65%, for the quarter ended June 30, 2009. Worst quarter: -14.15%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Average Annual Total Returns Managed Allocation Fund	1 Year	Since Inception	Inception Date
Institutional Class	13.44%	3.21%	Mar 31, 2006
Institutional Class After Taxes on Distributions	12.48%	2.11%
Institutional Class After Taxes on Distributions and Sales	8.88%	2.15%
Russell 3000® Index	16.93%	1.77%
Managed Allocation Fund Composite Index	11.94%	3.81%
Retail Class	13.20%	3.14%	Mar 31, 2006
Retirement Class	13.29%	2.95%	Mar 31, 2006

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 28, 2011
Registrant Name	dei_EntityRegistrantName	TIAA-CREF Funds
Central Index Key	dei_EntityCentralIndexKey	0001084380
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 126% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing equity securities. The Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), seeks to construct a portfolio whose weighted average market capitalization is similar to the Fund's benchmark index. The Fund focuses on equity securities of larger, well-established, mature growth companies that Advisors believes to be attractively valued, show the potential to appreciate faster than the rest of the market and offer a growing stream of dividend income. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Mainly, Advisors looks for companies that are leaders in their respective industries, with sustainable competitive advantages. Advisors also looks for companies with management teams that are dedicated to creating shareholder value. The Fund also may invest up to 20% of its assets in other types of securities including foreign investments when Advisors believes these companies offer more attractive investment opportunities. By investing in a combination of equity securities that provide opportunity for capital appreciation and dividend income, the Fund seeks to produce total returns that are in line with or above that of its benchmark index, the Standard & Poor's 500 Index (the "S&P 500® Index").

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as growth investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory,

currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 16.17%, for the quarter ended September 30, 2009. Worst quarter: -19.97%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.97%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Growth & Income Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Years	rr_AverageAnnualReturnYear05	5.32%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.40%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Growth & Income Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	2.18%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Growth & Income Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	5.38%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.43%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Growth & Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
Annual Return 2001	rr_AnnualReturn2001	(12.79%)
Annual Return 2002	rr_AnnualReturn2002	(24.01%)
Annual Return 2003	rr_AnnualReturn2003	26.38%
Annual Return 2004	rr_AnnualReturn2004	9.80%
Annual Return 2005	rr_AnnualReturn2005	6.35%
Annual Return 2006	rr_AnnualReturn2006	17.15%
Annual Return 2007	rr_AnnualReturn2007	18.93%
Annual Return 2008	rr_AnnualReturn2008	(34.97%)
Annual Return 2009	rr_AnnualReturn2009	26.94%
Annual Return 2010	rr_AnnualReturn2010	13.20%
1 Year	rr_AverageAnnualReturnYear01	13.20%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1999
Growth & Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.99%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Growth & Income Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	1.92%
Growth & Income Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 119% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United States. Advisors selects individual stocks, and lets the Fund's country and regional asset allocations evolve from their stock selection. However, the Fund's sector and country exposure is regularly managed against the Fund's benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the "MSCI EAFE® Index"), in order to control risk. The Fund may invest in emerging markets to varying degrees, depending on the prevalence of stock specific opportunities. The Fund may sometimes hold a significant amount of stocks of smaller, lesser-known companies. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Advisors looks for companies of all sizes with sustainable earnings growth, focused management with successful track records, unique and easy-to-understand franchises (brands), stock prices that do not fully reflect the stock's potential value, based on current earnings, assets, and long-term growth prospects, and consistent generation of free cash flow.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 25.32%, for the quarter ended June 30, 2009. Worst quarter: -23.13%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.13%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

International Equity Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_AverageAnnualReturnYear01	19.63%
5 Years	rr_AverageAnnualReturnYear05	4.49%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
International Equity Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
1 Year	rr_AverageAnnualReturnYear01	19.81%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	3.99%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
International Equity Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_AverageAnnualReturnYear01	19.94%
5 Years	rr_AverageAnnualReturnYear05	4.17%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Annual Return 2001	rr_AnnualReturn2001	(23.07%)
Annual Return 2002	rr_AnnualReturn2002	(14.77%)
Annual Return 2003	rr_AnnualReturn2003	40.92%
Annual Return 2004	rr_AnnualReturn2004	17.85%
Annual Return 2005	rr_AnnualReturn2005	14.78%
Annual Return 2006	rr_AnnualReturn2006	29.22%
Annual Return 2007	rr_AnnualReturn2007	19.08%
Annual Return 2008	rr_AnnualReturn2008	(49.57%)
Annual Return 2009	rr_AnnualReturn2009	32.00%
Annual Return 2010	rr_AnnualReturn2010	19.98%
1 Year	rr_AverageAnnualReturnYear01	19.98%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1999
International Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.97%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	3.39%
International Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.60%
International Equity Fund | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the two-month fiscal year ended October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund considers an "emerging market security" to be a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that has primary operations in an emerging market. The Fund generally defines an "emerging market" as any of the countries or markets represented in the Fund's benchmark index, the MSCI Emerging Markets Index ("MSCI EM Index"), or any other country or market with similar emerging characteristics. Advisors' stock selection drives its country and regional asset allocations for the Fund. However, Advisors regularly compares the Fund's sector and country exposure against the MSCI EM Index to assess its comparative investment exposures. Advisors looks for companies of any size with sustainable earnings growth, focused management with successful track records, unique and easy-to understand franchises (brands), stock prices that do not fully reflect the stock's potential value, based on current earnings, assets, and long-term growth prospects, and consistent generation of free cash flow. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

At times the Fund will not invest in securities of issuers that do not meet certain corporate governance criteria adopted by the Fund. Under this policy, the Fund currently has determined not to invest in certain companies with operations in Sudan.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Fund because the Fund is newly operational. Once the Fund has completed one calendar year of operations, its performance information will become available.

Emerging Markets Equity Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	794
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,756
Emerging Markets Equity Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,661
Emerging Markets Equity Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,548
Emerging Markets Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,367
Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 214% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. The Fund will invest primarily in large-cap equity securities that Advisors believes present the opportunity for growth. For purposes of the Fund's 80% investment policy, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. Generally, these equity securities will be those of large capitalized companies in new and emerging areas of the economy and companies with distinctive products or promising markets. Advisors looks for companies that it believes have the potential for strong earnings or sales growth, or that appear to be mispriced based on current earnings, assets or growth prospects. The Fund may invest in large, well-known, established companies, particularly when Advisors believes that the companies offer new or innovative products, services or processes that may enhance their future earnings. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund also seeks to invest in companies expected to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations. The Fund may invest up to 20% of its assets in foreign investments.

The Fund's benchmark index is the Russell 1000® Growth Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as growth investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 13.92%, for the quarter ended September 30, 2009. Worst quarter: -23.27%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.27%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Large-Cap Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2007	rr_AnnualReturn2007	21.62%
Annual Return 2008	rr_AnnualReturn2008	(41.04%)
Annual Return 2009	rr_AnnualReturn2009	34.99%
Annual Return 2010	rr_AnnualReturn2010	13.17%
1 Year	rr_AverageAnnualReturnYear01	12.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Large-Cap Growth Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_AverageAnnualReturnYear01	12.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Large-Cap Growth Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_AverageAnnualReturnYear01	12.87%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Large-Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_AverageAnnualReturnYear01	13.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Large-Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Large-Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Large-Cap Growth Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 73% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. The Fund invests primarily in equity securities of large domestic companies, as defined by the Fund's benchmark index (the Russell 1000® Value Index), that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. For purposes of the

Fund's 80% investment policy, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes

Advisors uses a variety of comparative valuation criteria to determine whether shares of a particular company might be undervalued, including analyses of historical valuations of the same security; valuations of comparable securities in the same sector or the overall market; various financial ratios such as stock price-to-book value, stock price-to-earnings, and dividend yield; and free cash flow generated by the company.

The Fund may invest up to 20% of its assets in foreign investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Value Investing Risk-Securities believed to be undervalued are subject to the risks that the issuer's potential business prospects are not realized and its potential value is never recognized by the market. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 22.75%, for the quarter ended June 30, 2009. Worst quarter: -22.69%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.69%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Large-Cap Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_AverageAnnualReturnYear01	17.84%
5 Years	rr_AverageAnnualReturnYear05	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Large-Cap Value Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
1 Year	rr_AverageAnnualReturnYear01	17.94%
5 Years	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Large-Cap Value Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
1 Year	rr_AverageAnnualReturnYear01	18.02%
5 Years	rr_AverageAnnualReturnYear05	2.39%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Large-Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
Annual Return 2003	rr_AnnualReturn2003	33.81%
Annual Return 2004	rr_AnnualReturn2004	20.90%
Annual Return 2005	rr_AnnualReturn2005	5.16%
Annual Return 2006	rr_AnnualReturn2006	21.24%
Annual Return 2007	rr_AnnualReturn2007	(0.06%)
Annual Return 2008	rr_AnnualReturn2008	(39.85%)
Annual Return 2009	rr_AnnualReturn2009	30.88%
Annual Return 2010	rr_AnnualReturn2010	18.18%
1 Year	rr_AverageAnnualReturnYear01	18.18%
5 Years	rr_AverageAnnualReturnYear05	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Large-Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
5 Years	rr_AverageAnnualReturnYear05	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Large-Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Large-Cap Value Fund | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 77% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in mid-cap equity securities. The Fund will invest primarily in equity securities of medium-sized domestic companies, as defined by the Fund's benchmark index (the Russell Midcap® Growth Index), that Advisors believes present the opportunity for growth. For purposes of the 80% investment policy, the term

"assets" means net assets, plus the amount of any borrowings for investment purposes.

Advisors looks for equity securities of companies that it believes have prospects for strong earnings or sales growth. The Fund invests in equity securities of companies that are in new areas of the economy, that have distinctive products or services and that are growing faster than the overall equity market. The Fund may also invest in companies that Advisors believes to be undervalued based on current earnings, assets or growth prospects. These investments could include companies likely to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations.

The Fund also uses proprietary quantitative models to take positions in securities that represent modest deviations from the benchmark index based on relative value, price or potential earnings growth. The Fund may invest up to 20% of its assets in foreign investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Style Risk-The risk that use of a particular investing style (such as growth investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Special Situation Risk-Stocks of companies involved in reorganizations, mergers and other special situations involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 19.86%, for the quarter ended June 30, 2009. Worst quarter: -28.66%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.66%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Mid-Cap Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_AverageAnnualReturnYear01	28.23%
5 Years	rr_AverageAnnualReturnYear05	5.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Mid-Cap Growth Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_AverageAnnualReturnYear01	28.20%
5 Years	rr_AverageAnnualReturnYear05	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	11.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Mid-Cap Growth Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_AverageAnnualReturnYear01	28.32%
5 Years	rr_AverageAnnualReturnYear05	5.31%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	12.12%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Mid-Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
Annual Return 2003	rr_AnnualReturn2003	46.11%
Annual Return 2004	rr_AnnualReturn2004	15.52%
Annual Return 2005	rr_AnnualReturn2005	9.78%
Annual Return 2006	rr_AnnualReturn2006	9.05%
Annual Return 2007	rr_AnnualReturn2007	17.35%
Annual Return 2008	rr_AnnualReturn2008	(46.25%)
Annual Return 2009	rr_AnnualReturn2009	46.92%
Annual Return 2010	rr_AnnualReturn2010	28.50%
1 Year	rr_AverageAnnualReturnYear01	28.50%
5 Years	rr_AverageAnnualReturnYear05	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	12.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Mid-Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.50%
5 Years	rr_AverageAnnualReturnYear05	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	11.57%
Mid-Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.53%
5 Years	rr_AverageAnnualReturnYear05	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.65%
Mid-Cap Growth Fund | Russell Mid-Cap® Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	11.76%
Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 51% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in mid-cap equity securities. The Fund will invest primarily in equity securities of medium-sized domestic companies, as defined by the Fund's benchmark index (the Russell Midcap® Value Index), that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund uses a variety of comparative valuation criteria to determine whether shares of a particular company might be undervalued, including analyses of historical valuations of the same security; valuations of comparable securities in the same sector or the overall market; various financial ratios such as stock price-to-book value, stock price-to-earnings, and dividend yield; and free cash flow generated by the company.

The Fund may invest up to 20% of its assets in foreign investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Style Risk-The risk that use of a particular investing style (such as value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Value Investing Risk-Securities believed to be undervalued are subject to the risks that the issuer's potential business prospects are not realized and its potential value is never recognized by the market. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 20.46%, for the quarter ended June 30, 2009. Worst quarter: -26.96%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.96%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Mid-Cap Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_AverageAnnualReturnYear01	20.85%
5 Years	rr_AverageAnnualReturnYear05	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	12.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Mid-Cap Value Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
1 Year	rr_AverageAnnualReturnYear01	20.86%
5 Years	rr_AverageAnnualReturnYear05	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	12.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Mid-Cap Value Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
1 Year	rr_AverageAnnualReturnYear01	20.98%
5 Years	rr_AverageAnnualReturnYear05	4.75%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	12.73%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Mid-Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
Annual Return 2003	rr_AnnualReturn2003	42.61%
Annual Return 2004	rr_AnnualReturn2004	25.61%
Annual Return 2005	rr_AnnualReturn2005	11.86%
Annual Return 2006	rr_AnnualReturn2006	20.19%
Annual Return 2007	rr_AnnualReturn2007	6.30%
Annual Return 2008	rr_AnnualReturn2008	(40.59%)
Annual Return 2009	rr_AnnualReturn2009	37.39%
Annual Return 2010	rr_AnnualReturn2010	21.20%
1 Year	rr_AverageAnnualReturnYear01	21.20%
5 Years	rr_AverageAnnualReturnYear05	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	12.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Mid-Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.94%
5 Years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.61%
Mid-Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.11%
5 Years	rr_AverageAnnualReturnYear05	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	10.89%
Mid-Cap Value Fund | Russell Mid-Cap® Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 87% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in small-cap equity securities. A small-cap equity security is a security within the capitalization range of the companies included in the Russell 2000® Index at the time of purchase. The Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations, that appear to have favorable prospects for significant long-term capital appreciation. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to add incremental return over its stated benchmark index, the Russell 2000® Index, while also managing the relative risk of the Fund versus its benchmark index. Advisors uses proprietary quantitative models based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers; future earnings and sustainable growth prospects; and the price and volume trends of the stock. The score is used to form the portfolio, along with the following additional inputs: weightings of the stock, and its corresponding sector, in the benchmark; correlations between the performance of the stocks in the universe; and trading costs.

The overall goal is to build a portfolio of stocks that outperform the Fund's stated benchmark index, while also managing the relative risk of the Fund versus its benchmark index. The Fund's strategy is based upon Advisors' understanding of the interplay of market factors and does not assure successful investment. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors' analysis.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 23.52%, for the quarter ended June 30, 2003. Worst quarter: -24.81%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Small-Cap Equity Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_AverageAnnualReturnYear01	27.11%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Small-Cap Equity Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	27.21%
5 Years	rr_AverageAnnualReturnYear05	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Small-Cap Equity Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
1 Year	rr_AverageAnnualReturnYear01	27.25%
5 Years	rr_AverageAnnualReturnYear05	3.76%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	10.74%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Small-Cap Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
Annual Return 2003	rr_AnnualReturn2003	47.52%
Annual Return 2004	rr_AnnualReturn2004	20.50%
Annual Return 2005	rr_AnnualReturn2005	3.44%
Annual Return 2006	rr_AnnualReturn2006	17.97%
Annual Return 2007	rr_AnnualReturn2007	(6.14%)
Annual Return 2008	rr_AnnualReturn2008	(32.75%)
Annual Return 2009	rr_AnnualReturn2009	26.97%
Annual Return 2010	rr_AnnualReturn2010	27.49%
1 Year	rr_AverageAnnualReturnYear01	27.49%
5 Years	rr_AverageAnnualReturnYear05	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	10.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Small-Cap Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.39%
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	9.47%
Small-Cap Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.00%
5 Years	rr_AverageAnnualReturnYear05	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%
Small-Cap Equity Fund | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Large-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 34% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (Russell 1000® Growth Index). For purposes of the 80% investment policy, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team will attempt to build a portfolio that generally matches the market-weighted investment characteristics of the Fund's benchmark index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Style Risk-The risk that use of a particular investing style (such as growthinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses of the Institutional Class are lower than expenses of the Retirement Class, the performance of the Institutional Class is higher than the performance of the Retirement Class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, after-tax returns for the Retirement Class shares will vary from the after-tax returns presented for the Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 16.41%, for the quarter ended June 30, 2009. Worst quarter: -22.74%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Large-Cap Growth Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
1 Year	rr_AverageAnnualReturnYear01	16.29%
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Large-Cap Growth Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	9
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	29
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	51
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	115
Annual Return 2003	rr_AnnualReturn2003	29.46%
Annual Return 2004	rr_AnnualReturn2004	6.21%
Annual Return 2005	rr_AnnualReturn2005	5.03%
Annual Return 2006	rr_AnnualReturn2006	9.05%
Annual Return 2007	rr_AnnualReturn2007	11.64%
Annual Return 2008	rr_AnnualReturn2008	(38.46%)
Annual Return 2009	rr_AnnualReturn2009	37.18%
Annual Return 2010	rr_AnnualReturn2010	16.52%
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Large-Cap Growth Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.30%
5 Years	rr_AverageAnnualReturnYear05	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Large-Cap Growth Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.03%
5 Years	rr_AverageAnnualReturnYear05	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Large-Cap Growth Index Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Large-Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 36% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the Russell 1000® Value Index). For purposes of the 80% investment policy, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team will attempt to build a portfolio that generally matches the market-weighted investment characteristics of the Fund's benchmark index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Style Risk-The risk that use of a particular investing style (such as valueinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Value Investing Risk-Securities believed to be undervalued are subject to the risks that the issuer's potential business prospects are not realized and its potential value is never recognized by the market. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses of the Institutional Class are lower than expenses of the Retirement Class, the performance of the Institutional Class is higher than the performance of the Retirement Class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, after-tax returns for the Retirement Class shares will vary from the after-tax returns presented for the Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 18.13%, for the quarter ended September 30, 2009. Worst quarter: -22.15%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.15%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown.The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Large-Cap Value Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
1 Year	rr_AverageAnnualReturnYear01	15.20%
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Large-Cap Value Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	9
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	29
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	51
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	115
Annual Return 2003	rr_AnnualReturn2003	29.77%
Annual Return 2004	rr_AnnualReturn2004	16.29%
Annual Return 2005	rr_AnnualReturn2005	6.92%
Annual Return 2006	rr_AnnualReturn2006	22.11%
Annual Return 2007	rr_AnnualReturn2007	(0.20%)
Annual Return 2008	rr_AnnualReturn2008	(36.84%)
Annual Return 2009	rr_AnnualReturn2009	19.78%
Annual Return 2010	rr_AnnualReturn2010	15.39%
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Large-Cap Value Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Large-Cap Value Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.44%
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Large-Cap Value Index Fund | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 9% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of its benchmark index (the Russell 3000® Index). The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-

summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 16.89%, for the quarter ended June 30, 2009. Worst quarter: -22.73%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.73%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Equity Index Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	356
1 Year	rr_AverageAnnualReturnYear01	16.60%
5 Years	rr_AverageAnnualReturnYear05	2.61%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Equity Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
1 Year	rr_AverageAnnualReturnYear01	16.58%
5 Years	rr_AverageAnnualReturnYear05	2.51%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Equity Index Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	306
1 Year	rr_AverageAnnualReturnYear01	16.56%
5 Years	rr_AverageAnnualReturnYear05	2.70%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.10%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Equity Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.08%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	26
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	45
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	103
Annual Return 2001	rr_AnnualReturn2001	(11.40%)
Annual Return 2002	rr_AnnualReturn2002	(21.62%)
Annual Return 2003	rr_AnnualReturn2003	30.85%
Annual Return 2004	rr_AnnualReturn2004	11.80%
Annual Return 2005	rr_AnnualReturn2005	6.05%
Annual Return 2006	rr_AnnualReturn2006	15.61%
Annual Return 2007	rr_AnnualReturn2007	5.16%
Annual Return 2008	rr_AnnualReturn2008	(37.23%)
Annual Return 2009	rr_AnnualReturn2009	28.34%
Annual Return 2010	rr_AnnualReturn2010	16.88%
1 Year	rr_AverageAnnualReturnYear01	16.88%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1999
Equity Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.59%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	1.65%
Equity Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.35%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Equity Index Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 12% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the S&P 500® Index). The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as the fund's fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	PRINCIPAL INVESTMENT RISKSYou could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, after-tax returns for the Retirement Class shares will vary from the after-tax returns presented for the Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 15.89%, for the quarter ended June 30, 2009. Worst quarter: -21.94%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.94%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

S&P 500 Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
S&P 500 Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.08%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	26
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	45
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	103
Annual Return 2003	rr_AnnualReturn2003	28.31%
Annual Return 2004	rr_AnnualReturn2004	10.79%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	15.70%
Annual Return 2007	rr_AnnualReturn2007	5.40%
Annual Return 2008	rr_AnnualReturn2008	(36.92%)
Annual Return 2009	rr_AnnualReturn2009	26.46%
Annual Return 2010	rr_AnnualReturn2010	14.93%
1 Year	rr_AverageAnnualReturnYear01	14.93%
5 Years	rr_AverageAnnualReturnYear05	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
S&P 500 Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.56%
5 Years	rr_AverageAnnualReturnYear05	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
S&P 500 Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.19%
5 Years	rr_AverageAnnualReturnYear05	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
S&P 500 Index Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Small-Cap Blend Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 21% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of its benchmark index (the Russell 2000® Index). The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, after-tax returns for the Retirement Class shares will vary from the after-tax returns presented for the Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 23.22%, for the quarter ended June 30, 2003. Worst quarter: -26.18%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Small-Cap Blend Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	137
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	541
1 Year	rr_AverageAnnualReturnYear01	26.40%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Small-Cap Blend Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	17
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	57
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	100
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	229
Annual Return 2003	rr_AnnualReturn2003	46.92%
Annual Return 2004	rr_AnnualReturn2004	18.19%
Annual Return 2005	rr_AnnualReturn2005	4.44%
Annual Return 2006	rr_AnnualReturn2006	18.15%
Annual Return 2007	rr_AnnualReturn2007	(1.46%)
Annual Return 2008	rr_AnnualReturn2008	(33.54%)
Annual Return 2009	rr_AnnualReturn2009	26.83%
Annual Return 2010	rr_AnnualReturn2010	26.78%
1 Year	rr_AverageAnnualReturnYear01	26.78%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	10.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Small-Cap Blend Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.53%
5 Years	rr_AverageAnnualReturnYear05	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	9.69%
Small-Cap Blend Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.65%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Small-Cap Blend Index Fund | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the MSCI EAFE®Index). The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track foreign equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team will attempt to build a portfolio that generally matches the market-weighted investment characteristics of the Fund's benchmark index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Premier Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the Retirement Class and Premier Class shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Premier Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 25.38%, for the quarter ended June 30, 2009. Worst quarter: -19.93%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.93%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

International Equity Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
International Equity Index Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	318
1 Year	rr_AverageAnnualReturnYear01	7.57%
5 Years	rr_AverageAnnualReturnYear05	2.46%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	10.32%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
International Equity Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	32
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	57
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	128
Annual Return 2003	rr_AnnualReturn2003	38.42%
Annual Return 2004	rr_AnnualReturn2004	20.12%
Annual Return 2005	rr_AnnualReturn2005	13.40%
Annual Return 2006	rr_AnnualReturn2006	26.21%
Annual Return 2007	rr_AnnualReturn2007	11.08%
Annual Return 2008	rr_AnnualReturn2008	(42.17%)
Annual Return 2009	rr_AnnualReturn2009	29.59%
Annual Return 2010	rr_AnnualReturn2010	7.63%
1 Year	rr_AverageAnnualReturnYear01	7.63%
5 Years	rr_AverageAnnualReturnYear05	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
International Equity Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.90%
International Equity Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
International Equity Index Fund | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
Emerging Markets Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the two-month fiscal year ended October 31, 2010, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks a favorable long-term total return from a diversified portfolio of equity securities selected to track publicly-traded stocks in emerging markets, as represented by its benchmark index, the MSCI Emerging Markets Index ("MSCI EM Index"). The Fund has a policy of investing, under normal circumstances, at least 80% of its assets in equity securities within the MSCI EM Index or in instruments with economic characteristics similar to all or a portion of the Index. The Fund will invest in most but not necessarily all of the stocks in the MSCI EM Index, and will attempt to closely match the Index's overall investment attributes. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Because the return of an index is not reduced by investment and other operating expenses, the Fund's ability to match the MSCI EM Index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval.

At times the Fund will not invest in securities of issuers included in the MSCI EM Index that do not meet certain corporate governance criteria adopted by the Fund. Under this policy, the Fund currently has determined not to invest in certain companies with operations in Sudan.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Fund because the Fund is newly operational. Once the Fund has completed one calendar year of operations, its performance information will become available.

Emerging Markets Equity Index Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Emerging Markets Equity Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	829
Emerging Markets Equity Index Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	708
Emerging Markets Equity Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	114
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	501
Enhanced International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 146% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund's performance relative to the Fund's benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. This index measures stock performance in 21 developed countries outside North America. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers included in the MSCI EAFE® Index at the time of purchase, but not necessarily at index weightings. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United

States. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Enhanced index strategies employ quantitative modeling techniques for stock selection, country allocation and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund's benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the MSCI EAFE® Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase and sell swaps and other equity derivatives to carry out the Fund's investment strategies. The Fund's strategy is based upon Advisors' understanding of the interplay of market factors and does not assure successful investment. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors' analysis.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Enhanced Index Risk-As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the fund and the benchmark index.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 25.11%, for the quarter ended June 30, 2009. Worst quarter: -20.99%, for the quarter ended September 30, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.99%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).

Enhanced International Equity Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Annual Return 2008	rr_AnnualReturn2008	(43.45%)
Annual Return 2009	rr_AnnualReturn2009	26.95%
Annual Return 2010	rr_AnnualReturn2010	9.78%
1 Year	rr_AverageAnnualReturnYear01	9.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Enhanced International Equity Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.56%
Enhanced International Equity Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.07%
Enhanced International Equity Index Fund | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
Enhanced Large-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 130% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund's performance relative to the Fund's benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. The Russell 1000® Growth Index is a subset of the Russell 1000® Index, which represents the top 1,000 U.S. equity securities in market capitalization. The index represents those Russell 1000® Index securities with higher relative forecasted growth rates and price/book ratios. Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities of issuers included in the Russell 1000® Growth Index at the time of purchase, but not necessarily at index weightings.

For purposes of the 80% test, "large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. Generally, these equity securities will be those of large capitalization companies in new and emerging areas of the economy and companies with distinctive products or promising markets. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Enhanced index strategies employ quantitative modeling techniques for both stock selection and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund's benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the Russell 1000® Growth Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase foreign securities and securities issued in connection with reorganizations and other special situations. The Fund may also purchase and sell swaps and other equity derivatives, to carry out the Fund's investment strategies. The Fund's strategy is based upon Advisors' understanding of the interplay of market factors and does not assure successful investment. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors' analysis.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as growth investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Risks of Growth Investing-Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Enhanced Index Risk-As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the fund and the benchmark index.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Special Situation Risk-Stocks of companies involved in reorganizations, mergers and other special situations involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	PRINCIPAL INVESTMENT RISKSYou could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 15.40%, for the quarter ended June 30, 2009. Worst quarter: -22.34%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.34%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).

Enhanced Large-Cap Growth Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[16]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	505
Annual Return 2008	rr_AnnualReturn2008	(37.95%)
Annual Return 2009	rr_AnnualReturn2009	35.98%
Annual Return 2010	rr_AnnualReturn2010	16.88%
1 Year	rr_AverageAnnualReturnYear01	16.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Enhanced Large-Cap Growth Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.22%
Enhanced Large-Cap Growth Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.28%
Enhanced Large-Cap Growth Index Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
Enhanced Large-Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 54% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund's performance relative to the Fund's benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which represents the top 1,000 U.S. equity securities in market capitalization. The index represents those Russell 1000® Index securities with lower relative growth rates and price/book values. Under normal circumstances, the Fund invests at least 80% of its assets in large domestic companies included in the Russell 1000® Value Index at the time of purchase, but not necessarily at index weightings. For purposes of the 80% test,

"large-cap" securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Enhanced index strategies employ quantitative modeling techniques for both stock selection and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund's benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the Russell 1000® Value Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase foreign securities and securities issued in connection with reorganizations or other special situations. The Fund may also purchase and sell swaps and other equity derivatives to carry out the Fund's investment strategies. The Fund's strategy is based upon Advisors' understanding of the interplay of market factors and does not assure successful investment. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors' analysis.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Style Risk-The risk that use of a particular investing style (such as valueinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund's portfolio securities.

· Value Investing Risk-Securities believed to be undervalued are subject to the risks that the issuer's potential business prospects are not realized and its potential value is never recognized by the market. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Enhanced Index Risk-As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the fund and the benchmark index.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Special Situation Risk-Stocks of companies involved in reorganizations, mergers and other special situations involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.74%, for the quarter ended September 30, 2009. Worst quarter: -21.54%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).

Enhanced Large-Cap Value Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[16]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	505
Annual Return 2008	rr_AnnualReturn2008	(36.43%)
Annual Return 2009	rr_AnnualReturn2009	19.25%
Annual Return 2010	rr_AnnualReturn2010	13.62%
1 Year	rr_AverageAnnualReturnYear01	13.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Enhanced Large-Cap Value Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.10%
Enhanced Large-Cap Value Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.23%
Enhanced Large-Cap Value Index Fund | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
Social Choice Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 16% of the average value of its portfolio. During the one-month fiscal period ended October 31, 2010, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through February 29, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund attempts to track the return of the U.S. stock market as represented by its benchmark, the Russell 3000® Index, while investing only in companies whose activities are consistent with the Fund's social criteria. See "More About Benchmarks and Other Indices" below for more information about the Fund's benchmark.

The social criteria the Fund takes into consideration, and any universe of investments that the Fund utilizes, are non-fundamental investment policies. They can be changed without the approval of the Fund's shareholders. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund primarily invests in companies that are screened by MSCI Inc. ("MSCI") to favor companies that meet or exceed certain environmental, social and governance ("ESG") criteria. The Fund does this by investing in U.S. companies included in one or more MSCI ESG Indices that meet or exceed the screening criteria described below.

Prior to being eligible for inclusion in the MSCI ESG Indices, companies are subject to an ESG performance evaluation conducted by MSCI, consisting of numerous factors. The ESG evaluation process favors companies that are: (i) strong stewards of the environment; (ii) devoted to serving local communities where they operate and to human rights and philanthropy; (iii) committed to higher labor standards for their own employees and those in the supply chain; (iv) dedicated to producing high-quality and safe products; and (v) managed in an exemplary and ethical manner.

Examples of environmental assessment categories are management systems, types of products and services produced, natural resource use, effect on climate change, and waste and emissions. Social evaluation categories include the treatment of employees and suppliers and dealings with the community and society at large. Governance assessment categories include governance structure, business ethics, transparency and reporting, and response to shareholder resolutions.

MSCI then ranks companies by industry sector peer group according to the ESG performance ratings. All companies must meet or exceed minimum ESG performance standards to be included in the MSCI ESG Indices. For each industry sector, key ESG performance factors are identified and given more weight in the process. Concerns in one area do not automatically eliminate a company from potential inclusion in the MSCI ESG Indices or the Fund.

When ESG concerns exist, the process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The social and environmental impact of corporate activities related to the production and sale of alcohol, tobacco, military weapons, firearms, nuclear power and gambling products and services are quantified and incorporated into a company's overall ESG performance assessment. While not automatically excluded from the MSCI ESG Indices or the Fund, most companies involved in these industries are ineligible for inclusion in the Index due to their poor overall ESG performance.

The Corporate Governance and Social Responsibility Committee of the Fund's Board of Trustees provides guidance with respect to the Fund's social criteria. The Fund will do its best to ensure that its investments are consistent with its social criteria, but Advisors cannot guarantee that this will always be the case for every Fund holding. Even if an investment is not excluded by MSCI's criteria, Advisors has the option of excluding the investment if it decides the investment is inappropriate, though it is expected that Advisors will normally apply MSCI's screening results. Consistent with its responsibilities, the Corporate Governance and Social Responsibility Committee will continue to evaluate the implications of any future modifications MSCI makes to its ESG evaluation process. Investing on the basis of social criteria is qualitative and subjective by nature, and there can be no assurance that the social criteria utilized by MSCI or any judgment exercised by the Committee or Advisors will reflect the beliefs or values of any particular investor.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the Corporate Governance and Social Responsibility Committee. The Fund may invest up to 15% of its assets in foreign investments. The Fund may also buy futures contracts and other derivative instruments for hedging and for cash management purposes.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Social Criteria Risk-The risk that because the Fund's social criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that don't use these criteria.

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.87%, for the quarter ended June 30, 2009. Worst quarter: -23.79%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Social Choice Equity Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	480
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Years	rr_AverageAnnualReturnYear05	2.99%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.31%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Social Choice Equity Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	2.10%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Social Choice Equity Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
1 Year	rr_AverageAnnualReturnYear01	15.75%
5 Years	rr_AverageAnnualReturnYear05	3.06%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Social Choice Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	255
Annual Return 2001	rr_AnnualReturn2001	(12.54%)
Annual Return 2002	rr_AnnualReturn2002	(20.72%)
Annual Return 2003	rr_AnnualReturn2003	30.22%
Annual Return 2004	rr_AnnualReturn2004	12.62%
Annual Return 2005	rr_AnnualReturn2005	6.67%
Annual Return 2006	rr_AnnualReturn2006	14.40%
Annual Return 2007	rr_AnnualReturn2007	4.03%
Annual Return 2008	rr_AnnualReturn2008	(36.14%)
Annual Return 2009	rr_AnnualReturn2009	32.38%
Annual Return 2010	rr_AnnualReturn2010	15.91%
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1999
Social Choice Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	2.04%
Social Choice Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Social Choice Equity Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies that are principally engaged in or related to the real estate industry ("real estate securities"), including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The Fund will invest primarily in equity securities of such companies. The Fund is actively managed using a research-oriented process with a focus on cash flows, asset values and Advisors' belief in management's ability to increase shareholder value. The Fund does not invest directly in real estate. The Fund concentrates its investments in the real estate industry. From time to time, the Fund may also invest in debt securities of companies principally engaged in or related to the real estate industry. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

An issuer is principally "engaged in" or principally "related to" the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. The Fund typically invests in securities issued by equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Fund also may invest up to 15% of its assets in real estate securities of foreign issuers and up to 20% of its assets in equity (including preferred stock) and debt securities of issuers that are not engaged in or related to the real estate industry. The benchmark index for the Fund is the FTSE NAREIT All Equity REITs Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Real Estate Investing Risk-As a result of the Fund's investment objective, the Fund is subject to all of the risks associated with the ownership of real estate. These risks include, among others, declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, decreases in property revenue, changes in zoning laws and costs resulting from the clean-up of environmental problems.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Industry Concentration Risk-Because the Fund concentrates its investments in only one industry and holds securities of relatively few issuers, the value of its portfolio is likely to experience greater fluctuations and may be subject to greater risk of less than those of other funds.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 31.84%, for the quarter ended September 30, 2009. Worst quarter: -37.54%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.54%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Real Estate Securities Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
1 Year	rr_AverageAnnualReturnYear01	30.80%
5 Years	rr_AverageAnnualReturnYear05	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Real Estate Securities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	30.73%
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Real Estate Securities Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_AverageAnnualReturnYear01	30.89%
5 Years	rr_AverageAnnualReturnYear05	2.13%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	10.69%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Real Estate Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2003	rr_AnnualReturn2003	42.90%
Annual Return 2004	rr_AnnualReturn2004	33.17%
Annual Return 2005	rr_AnnualReturn2005	7.19%
Annual Return 2006	rr_AnnualReturn2006	33.07%
Annual Return 2007	rr_AnnualReturn2007	(16.74%)
Annual Return 2008	rr_AnnualReturn2008	(38.58%)
Annual Return 2009	rr_AnnualReturn2009	24.65%
Annual Return 2010	rr_AnnualReturn2010	31.10%
1 Year	rr_AverageAnnualReturnYear01	31.10%
5 Years	rr_AverageAnnualReturnYear05	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Real Estate Securities Fund | FTSE NAREIT All Equity REITs Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	216.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds and mortgage-backed or other asset backed securities. The Fund also invests in other fixed-income securities. The Fund does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), also does its own credit analysis, paying particular attention to economic trends and other market events. Individual securities or sectors are then overweighted or underweighted relative to the Fund's benchmark index, the Barclays Capital U.S. Aggregate Bond Index, when Advisors believes that the Fund can take advantage of what appear to be undervalued, overlooked or misunderstood issuers that offer the potential to boost returns above that of the index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is managed to maintain an average duration that is similar to the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. As of December 31, 2010, the duration of the Barclays Capital U.S. Aggregate Bond Index was 4.98 years. By keeping the duration of the Fund close to that of the index, the returns due to changes in interest rates should be similar between the Fund and the index.

The Fund's investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations ("CMOs"). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is "passed through" to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called "mortgage rolls" (also referred to as "dollar rolls"), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to predict correctly mortgage prepayments and interest rates.

The Fund may also engage in duration-neutral relative value trading, a strategy in which the Fund buys and sells bonds of identical credit quality but different maturity dates in an attempt to take advantage of spread differentials along the yield curve (i.e., differences in yield between short-term and long-term securities). The duration-neutral relative value trading strategy is designed to enhance the Fund's returns but increases the Fund's portfolio turnover rate.

The Fund may invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund's investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund's assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Mortgage Roll Risk-The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund's performance.

· Downgrade Risk-The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer's business outlook or creditworthiness has deteriorated.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 5.02%, for the quarter ended September 30, 2001. Worst quarter: -2.31%, for the quarter ended June 30, 2004.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.31%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_AverageAnnualReturnYear01	6.69%
5 Years	rr_AverageAnnualReturnYear05	5.18%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.55%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Bond Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
1 Year	rr_AverageAnnualReturnYear01	6.63%
5 Years	rr_AverageAnnualReturnYear05	5.07%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Bond Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	5.31%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.62%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
Annual Return 2001	rr_AnnualReturn2001	8.20%
Annual Return 2002	rr_AnnualReturn2002	10.65%
Annual Return 2003	rr_AnnualReturn2003	4.32%
Annual Return 2004	rr_AnnualReturn2004	4.29%
Annual Return 2005	rr_AnnualReturn2005	2.37%
Annual Return 2006	rr_AnnualReturn2006	4.11%
Annual Return 2007	rr_AnnualReturn2007	6.28%
Annual Return 2008	rr_AnnualReturn2008	2.93%
Annual Return 2009	rr_AnnualReturn2009	6.47%
Annual Return 2010	rr_AnnualReturn2010	6.96%
1 Year	rr_AverageAnnualReturnYear01	6.96%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1999
Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Bond Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable a long-term total return, primarily through high current income consistent with preserving capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 158% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	158.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund's portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund's assets, is invested primarily in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The securities within the Fund's first segment are mainly high-quality instruments rated in the top four credit categories by Moody's or S&P, or deemed to be of the same quality by Advisors using its own credit analysis. The second segment, which will not exceed 30% of the Fund's assets, is invested in fixed-income securities and bonds with special features in an effort to improve the Fund's total return. Potential investments in this segment include, but are not limited to, non-investment-grade securities (those rated Ba1 or lower by Moody's or BB+ or lower by S&P), emerging market fixed-income securities and convertible and preferred securities. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to have a similar duration to its benchmark index, the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. As of December 31, 2010, the duration of the index was 4.98 years.

The Fund can invest in foreign securities, including emerging market fixed-income securities and non-dollar-denominated instruments, but Advisors does not expect them to exceed 20% of the Fund's assets. No more than 15% of the Fund's assets can be invested in illiquid securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Non-Investment-Grade Securities Risk-Issuers of non-investment-grade securities, which are usually called "high-yield" or "junk bonds", are typically in weak financial health and such securities can be harder to value and sell and their prices can be more volatile.

· Downgrade Risk-The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer's business outlook or creditworthiness has deteriorated.

· Illiquid Securities Risk-The risk that illiquid securities may be difficult to sell for their fair market value.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods

(where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 5.36%, for the quarter ended September 30, 2009. Worst quarter: -2.30%, for the quarter ended September 30, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.30%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

Bond Plus Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2007	rr_AnnualReturn2007	4.95%
Annual Return 2008	rr_AnnualReturn2008	(2.41%)
Annual Return 2009	rr_AnnualReturn2009	10.32%
Annual Return 2010	rr_AnnualReturn2010	8.47%
1 Year	rr_AverageAnnualReturnYear01	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Bond Plus Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	771
1 Year	rr_AverageAnnualReturnYear01	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Bond Plus Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	650
1 Year	rr_AverageAnnualReturnYear01	8.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Bond Plus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	465
1 Year	rr_AverageAnnualReturnYear01	8.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Bond Plus Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Bond Plus Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Bond Plus Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury and agency securities and investment-grade corporate bonds with maturities less than 5 years. It can also hold other fixed-income securities. These include foreign, corporate and sovereign bonds, debentures and notes, mortgage-backed securities, asset-backed securities, convertible securities and preferred stocks. The Fund may overweight or underweight individual securities or sectors as compared to their weight in the index when Advisors finds undervalued or overlooked issues that it believes offer the potential for superior returns. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund generally seeks to maintain an average duration similar to that of its benchmark, the Barclays Capital 1-5 Year U.S. Government/Credit Index. Duration is a measurement of the change in the value of a bond portfolio in response to a change in interest rates. By keeping the duration of the Fund close to the index's duration, the Fund's returns due to changes in interest rates should be similar to the index's returns due to changes in the interest rates. As of December 31, 2010, the duration of the index was 2.51 years. The Fund has a policy of maintaining a dollar-weighted average maturity of portfolio holdings of no more than three years.

The Fund may invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund's investments in fixed-income securities of foreign issuers constitute less than 15% of the Fund's assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3.13%, for the quarter ended September 30, 2009. Worst quarter: -0.70%, for the quarter ended September 30, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.70%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

Short-Term Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
Annual Return 2007	rr_AnnualReturn2007	5.29%
Annual Return 2008	rr_AnnualReturn2008	2.55%
Annual Return 2009	rr_AnnualReturn2009	5.71%
Annual Return 2010	rr_AnnualReturn2010	4.78%
1 Year	rr_AverageAnnualReturnYear01	4.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Short-Term Bond Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	721
1 Year	rr_AverageAnnualReturnYear01	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Short-Term Bond Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	599
1 Year	rr_AverageAnnualReturnYear01	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Short-Term Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	101
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	413
1 Year	rr_AverageAnnualReturnYear01	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Short-Term Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Short-Term Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Short-Term Bond Fund | Barclays Capital U.S. 1-5 Year Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
High-Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. Under normal circumstances, the Fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment-grade (and their unrated equivalents) or other high-yielding debt securities. (These are often called "junk" bonds.) Most of these will be securities rated in the BB or B categories by S&P, or the Ba or B categories by Moody's. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest up to 20% of its assets in the following other types of instruments: payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated lower than B- or its equivalent by at least two rating agencies and securities having limited liquidity.

The Fund can make foreign investments, but the Fund does not expect them to be over 20% of its assets. The Fund can have up to 15% of its assets in illiquid securities. The Fund can also invest in U.S. Treasury and agency securities or other short-term instruments when other suitable investment opportunities are not available, or when Advisors would like to build the Fund's liquidity.

Over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding securities should, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding securities of similar duration. Advisors attempts to minimize the risks of investing in lower-rated securities by:

- Doing its own credit analysis (independent of the rating agencies). The Fund will buy securities of issuers with a balance of operational and financial risks that Advisors believes make it likely that such issuers will be able to meet their financial obligations;

- Constructing a portfolio of securities diversified by industry, maturity, duration and credit quality; and

- Buying or selling particular securities to take advantage of anticipated changes and trends in the economy and financial markets.

Advisors' judgment of the value of any particular security is a function of its experience with lower-rated securities, evaluation of general economic and securities market conditions and the financial condition of the security's issuer. Under some market conditions, the Fund may sacrifice potential yield in order to adopt a defensive posture designed to preserve capital.

Advisors may from time to time share investment research and ideas about high-yield securities with its affiliate, Teachers Insurance and Annuity Association of America ("TIAA"). While Advisors believes that such sharing of information provides benefits to the Fund and its shareholders, the Fund may at times be prevented from buying or selling certain securities or may need to sell certain securities before it may otherwise do so, in order to comply with the federal securities laws.

The benchmark index for the Fund is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Non-Investment-Grade Securities Risk-Issuers of non-investment-grade securities, which are usually called "high-yield" or "junk bonds", are typically in weak financial health and such securities can be harder to value and sell and their prices can be more volatile.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	PRINCIPAL INVESTMENT RISKSYou could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class.

The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.76%, for the quarter ended June 30, 2009. Worst quarter: -12.70%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.70%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

High-Yield Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2007	rr_AnnualReturn2007	3.59%
Annual Return 2008	rr_AnnualReturn2008	(19.49%)
Annual Return 2009	rr_AnnualReturn2009	41.72%
Annual Return 2010	rr_AnnualReturn2010	14.61%
1 Year	rr_AverageAnnualReturnYear01	14.36%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
High-Yield Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	821
1 Year	rr_AverageAnnualReturnYear01	14.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
High-Yield Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	699
1 Year	rr_AverageAnnualReturnYear01	14.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.96%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
High-Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	130
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	516
1 Year	rr_AverageAnnualReturnYear01	14.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
High-Yield Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
High-Yield Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
High-Yield Fund | BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, including federal alternative minimum tax ("AMT"). The Fund may also invest in other municipal securities including bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel for the issuers at the time of issuance, is exempt from regular federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from AMT). Some of these securities may also be exempt from certain state and local income taxes. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Municipal securities are often issued to raise funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities such as water and sewer works.

The Fund may invest up to 20% of its assets in private activity bonds. Private activity bonds are tax-exempt bonds whose proceeds are used to finance private, for-profit organizations. The interest on these securities (including the Fund's distribution of that interest) may be a preference item for purposes of the AMT. The AMT is a special tax system that ensures that individuals and certain corporations pay at least some federal taxes. Income from securities that are a preference item is included in the computation of the AMT.

The Fund can also invest in other municipal securities, including certificates of participation, municipal leases, municipal obligation components and municipal custody receipts. In addition, the Fund can invest in municipal bonds secured by mortgages on single-family homes and multi-family projects. The Fund's investments in these securities are subject to prepayment and extension risk. All of the Fund's assets are dollar-denominated securities.

The Fund may invest up to 20% of its assets in securities rated below investment-grade, or unrated securities of comparable quality, which are usually called "junk" bonds. Issuers of "junk" bonds are typically in weak financial health, their ability to pay interest and principal is uncertain and they have a higher risk of becoming insolvent. Small changes in the issuer's creditworthiness can have more impact on the price of lower-rated bonds than would comparable changes for investment-grade bonds. Lower-rated bonds can also be harder to value and sell and their prices can be more volatile than the prices of higher-quality securities. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

The Fund pursues superior returns using historical yield spread and credit analysis to identify and invest in undervalued market sectors and individual securities. The Fund usually sells investments that Advisors believes to be overvalued on a relative basis. The Fund generally seeks to maintain an average duration in the Fund equal to that of its benchmark, the Barclays Capital 10-Year Municipal Bond Index, of approximately 7 years. Duration is a measure of the change in the value of a bond portfolio in response to a change in interest rates.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· State and Municipal Investment Risk-Because the Fund invests significantly in tax-exempt bonds and other municipal securities, events affecting states and municipalities may adversely affect the Fund's investments and its performance. These events may include severe financial difficulties and continued budget deficits, economic or political policy changes, tax base erosion, state constitutional limits on tax increases, and changes in the credit ratings assigned to state and municipal issuers of debt instruments.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Illiquid Securities Risk-The risk that illiquid securities may be difficult to sell for their fair market value.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Non-Investment-Grade Securities Risk-Issuers of non-investment-grade securities, which are usually called "high-yield" or "junk bonds", are typically in weak financial health and such securities can be harder to value and sell and their prices can be more volatile.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the Retail Class of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 6.48%, for the quarter ended September 30, 2009. Worst quarter: -4.78%, for the quarter ended December 31, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.78%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

Tax-Exempt Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
Annual Return 2007	rr_AnnualReturn2007	3.64%
Annual Return 2008	rr_AnnualReturn2008	(1.90%)
Annual Return 2009	rr_AnnualReturn2009	11.76%
Annual Return 2010	rr_AnnualReturn2010	2.30%
1 Year	rr_AverageAnnualReturnYear01	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Tax-Exempt Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	475
1 Year	rr_AverageAnnualReturnYear01	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Tax-Exempt Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Tax-Exempt Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Tax-Exempt Bond Fund | Barclays Capital 10-Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inflation-Linked Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities whose principal value increases or decreases based on changes in the Consumer Price Index for All Urban Consumers ("CPI-U"), over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities ("TIIS"). The Fund can also invest in (1) other inflation-

indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers, as well as foreign governments, and (2) money market instruments or other short-term securities. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond's principal or interest is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a "real" rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they generally retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the CPI-U. Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation. The principal amount of a TIIS instrument may diminish in times of deflation. However, the U.S. Treasury guarantees that the final principal payment at maturity is at least the original principal amount of the bond. The interest and principal components of the bonds may be "stripped" or sold separately. The Fund can buy or sell either component.

The Fund may also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, the Fund's investments in inflation-linked bonds of foreign issuers is generally less than 25% of its assets.

The Fund is managed to maintain a duration that is similar to its benchmark index, the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L). Duration is the approximate percentage change in the price of a bond in response to a change in prevailing interest rates. By keeping the duration of the Fund close to that of the index, the returns due to changes in interest rates should be similar between the Fund and the index. Typically, the Fund invests in corporate and foreign inflation-indexed bonds that are similar in duration and maturity as those of U.S. Government inflation-indexed bonds.

The Fund also may invest in any fixed-income securities provided that no more than 5% of its assets are invested in fixed-income securities rated below investment-grade.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 5.32%, for the quarter ended March 31, 2008. Worst quarter: -3.46%, for the quarter ended September 30, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.46%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-day yield, please call the Fund at 800 842-2252.

Inflation-Linked Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.25%	[23]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Inflation-Linked Bond Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%	[23]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	4.77%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%	[25]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Inflation-Linked Bond Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%	[23]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	4.92%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[25]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Inflation-Linked Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%	[23]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	368
Annual Return 2003	rr_AnnualReturn2003	7.91%
Annual Return 2004	rr_AnnualReturn2004	8.27%
Annual Return 2005	rr_AnnualReturn2005	2.71%
Annual Return 2006	rr_AnnualReturn2006	0.21%
Annual Return 2007	rr_AnnualReturn2007	11.20%
Annual Return 2008	rr_AnnualReturn2008	(1.59%)
Annual Return 2009	rr_AnnualReturn2009	9.54%
Annual Return 2010	rr_AnnualReturn2010	6.11%
1 Year	rr_AverageAnnualReturnYear01	6.11%
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Inflation-Linked Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inflation-Linked Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inflation-Linked Bond Fund | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
TCF Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays Capital U.S. Aggregate Bond Index (the "Index"). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for, example, duration, sector diversification and credit quality) without investing in all of the securities in its index. At times the Fund may purchase securities not held in the Index, but which Advisors, believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The Fund's investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The Fund generally will invest in foreign securities only to the extent they are held in the Index. For purposes of the 80% investment policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by Moody's or S&P or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund's ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of this index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value the portfolio securities in which it invests and that the Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Index Risk-The risk that the Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Fund's investments vary from the composition of its benchmark index, the Fund's performance could potentially vary from the index's performance to a greater extent than if the Fund merely attempted to replicate the index.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3.57%, for the quarter ended June 30, 2010. Worst quarter: -1.43%, for the quarter ended December 31, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.43%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

For the Fund's most current 30-Day yield, please call the Fund at 800-842-2252.

TCF Bond Index Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[26]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	337
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	793
1 Year	rr_AverageAnnualReturnYear01	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009
TCF Bond Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[26]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	150
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	682
1 Year	rr_AverageAnnualReturnYear01	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009
TCF Bond Index Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[26]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	118
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	560
1 Year	rr_AverageAnnualReturnYear01	6.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
TCF Bond Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[26]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	69
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	143
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	363
Annual Return 2010	rr_AnnualReturn2010	6.32%
1 Year	rr_AverageAnnualReturnYear01	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2009
TCF Bond Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
TCF Bond Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
TCF Bond Index Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income consistent with maintaining liquidity and preserving capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of  $1.00 per share.

The Fund invests in debt obligations with a remaining maturity of 397 days or less, such as:

(1) Commercial paper (short-term "IOUs" issued by corporations and others) or variable-rate, floating-rate or variable-amount securities of domestic or foreign companies;

(2) Obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than  $1 billion in assets. These include certificates of deposit, time deposits, bankers' acceptances and other short-term debt;

(3) Securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities;

(4) Other debt obligations with a remaining maturity of 397 days or less issued by domestic or foreign companies;

(5) Repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper or bankers' acceptances;

(6) Obligations issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities; and/or

(7) Obligations of international organizations (and related government agencies) designated or supported by U.S. or foreign government agencies to promote economic development or international banking.

The Fund maintains a dollar weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund limits its investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. The Fund will only purchase money market instruments that at the time of purchase are "First Tier Securities," that is, instruments rated within the highest category by at least two nationally recognized statistical rating organizations ("NRSROs"), or rated within the highest category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality. The Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

The benchmark index for the Fund is the iMoneyNet Money Fund Report AveragesTM-All Taxable.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Current Income Risk-The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of  $1.00 per share.

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Credit Risk (a type of Company Risk)-The risk that a decline in a company's financial position may prevent it from making principal and interest payments on fixed-income securities when due.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Fixed-Income Foreign Investment Risk-Investment in fixed-income securities of foreign issuers involves increased risks due to adverse issuer, political, regulatory, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund's ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of $1.00 per share.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the preceding ten-year period. The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 842-2252
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1.39%, for the quarter ended March 31, 2001. Worst quarter: 0.02%, for the quarter ended March 31, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund's shares may be higher or lower than that shown above. For the Fund's most current 7-day yield, please call the Fund at 800 842-2252.
Money Market Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[27]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
1 Year	rr_AverageAnnualReturnYear01	none	[28]
5 Years	rr_AverageAnnualReturnYear05	2.63%	[28],[29]
10 Years	rr_AverageAnnualReturnYear10	2.45%	[28],[29]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006	[28]
Money Market Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[27]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	505
1 Year	rr_AverageAnnualReturnYear01	none	[28]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[28],[29]
10 Years	rr_AverageAnnualReturnYear10	2.40%	[28],[29]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006	[28]
Money Market Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[27]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	368
1 Year	rr_AverageAnnualReturnYear01	none	[28]
5 Years	rr_AverageAnnualReturnYear05	2.69%	[28],[29]
10 Years	rr_AverageAnnualReturnYear10	2.49%	[28],[29]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009	[28]
Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[27]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	192
Annual Return 2001	rr_AnnualReturn2001	4.09%
Annual Return 2002	rr_AnnualReturn2002	1.68%
Annual Return 2003	rr_AnnualReturn2003	1.12%
Annual Return 2004	rr_AnnualReturn2004	1.32%
Annual Return 2005	rr_AnnualReturn2005	3.22%
Annual Return 2006	rr_AnnualReturn2006	5.05%
Annual Return 2007	rr_AnnualReturn2007	5.27%
Annual Return 2008	rr_AnnualReturn2008	2.82%
Annual Return 2009	rr_AnnualReturn2009	0.51%
Annual Return 2010	rr_AnnualReturn2010	0.11%
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	2.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1999
Money Market Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	1.60%
Money Market Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	1.60%
Money Market Fund | iMoneyNet Money Fund Report Averages™—All Taxable
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Lifecycle Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). The Fund invests in Underlying Funds according to a relatively fixed, more conservative asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. The Fund is designed to maintain a stable conservative allocation among the Underlying Funds and is therefore designed for shareholders already in or entering retirement.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.36%	U.S. Equity	30.30%	· Enhanced Large-Cap Growth Index Fund	6.18%
				· Enhanced Large-Cap Value Index Fund	6.03%
				· Large-Cap Value Fund	5.20%
				· Large-Cap Growth Fund	5.18%
				· Growth & Income Fund	4.45%
				· Small-Cap Equity Fund	2.48%
				· Mid-Cap Value Fund	0.41%
				· Mid-Cap Growth Fund	0.37%
		International Equity	10.06%	· International Equity Fund	4.59%
				· Enhanced International Equity Index Fund	4.52%
				· Emerging Markets Equity Fund	0.95%
FIXED-INCOME	59.64%	Fixed-Income	39.56%	· Bond Fund	38.41%
				· High-Yield Fund	0.66%
				· Bond Plus Fund	0.49%
		Short-Term Fixed-Income	10.26%	· Short-Term Bond Fund	9.83%
				· Money Market Fund	0.43%
		Inflation-Protected Assets	9.82%	· Inflation-Linked Bond Fund	9.82%
Total	100.00%		100.00%		100.00%

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or valueinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-

sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Retirement Income Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.81%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Retirement Income Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[30]
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[32]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	473
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,117
Annual Return 2008	rr_AnnualReturn2008	(17.49%)
Annual Return 2009	rr_AnnualReturn2009	16.08%
Annual Return 2010	rr_AnnualReturn2010	10.44%
1 Year	rr_AverageAnnualReturnYear01	10.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Lifecycle Retirement Income Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[30]
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[32]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	267
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	10.44%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Lifecycle Retirement Income Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.59%
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Lifecycle Retirement Income Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.87%
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Lifecycle Retirement Income Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[30]
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[32]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	459
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,111
1 Year	rr_AverageAnnualReturnYear01	10.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Retirement Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[30]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[32]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	913
1 Year	rr_AverageAnnualReturnYear01	10.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Lifecycle Retirement Income Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Lifecycle Retirement Income Fund | Lifecycle Retirement Income Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Lifecycle 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2010.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2010 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 36.75%; International Equity: 12.25%; Fixed-Income: 38.20%; Short-Term Fixed-Income: 6.40%; and Inflation-Protected Assets: 6.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.94%	U.S. Equity	37.59%	· Enhanced Large-Cap Growth Index Fund	8.09%
				· Enhanced Large-Cap Value Index Fund	7.90%
				· Large-Cap Value Fund	6.16%
				· Large-Cap Growth Fund	6.11%
				· Growth & Income Fund	5.24%
				· Small-Cap Equity Fund	3.15%
				· Mid-Cap Value Fund	0.49%
				· Mid-Cap Growth Fund	0.45%
		International Equity	12.35%	· International Equity Fund	5.89%
				· Enhanced International Equity Index Fund	5.76%
				· Emerging Markets Equity Fund	0.70%
FIXED-INCOME	50.06%	Fixed-Income	37.77%	· Bond Fund	34.43%
				· High-Yield Fund	2.43%
				· Bond Plus Fund	0.91%
		Short-Term Fixed-Income	6.38%	· Short-Term Bond Fund	5.86%
				· Money Market Fund	0.52%
		Inflation-Protected Assets	5.91%	· Inflation-Linked Bond Fund	5.91%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2010 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or valueinvesting) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets)

and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2010 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.04%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2010 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	442
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,028
Annual Return 2005	rr_AnnualReturn2005	4.23%
Annual Return 2006	rr_AnnualReturn2006	8.39%
Annual Return 2007	rr_AnnualReturn2007	9.20%
Annual Return 2008	rr_AnnualReturn2008	(23.57%)
Annual Return 2009	rr_AnnualReturn2009	19.36%
Annual Return 2010	rr_AnnualReturn2010	11.53%
1 Year	rr_AverageAnnualReturnYear01	11.53%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
Lifecycle 2010 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Lifecycle 2010 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Lifecycle 2010 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	857
1 Year	rr_AverageAnnualReturnYear01	11.67%
5 Years	rr_AverageAnnualReturnYear05	3.81%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle 2010 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	675
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	3.99%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
Lifecycle 2010 Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Lifecycle 2010 Fund | Lifecycle 2010 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.88%
5 Years	rr_AverageAnnualReturnYear05	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Lifecycle 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2015 Fund seeks high total return over time primarily through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2015.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2015 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 42.30%; International Equity: 14.10%; Fixed-Income: 34.80%; Short-Term Fixed-Income: 4.40%; and Inflation-Protected Assets: 4.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	57.69%	U.S. Equity	43.41%	· Enhanced Large-Cap Growth Index Fund	9.43%
				· Enhanced Large-Cap Value Index Fund	9.19%
				· Large-Cap Value Fund	7.09%
				· Large-Cap Growth Fund	7.04%
				· Growth & Income Fund	6.02%
				· Small-Cap Equity Fund	3.56%
				· Mid-Cap Value Fund	0.57%
				· Mid-Cap Growth Fund	0.51%
		International Equity	14.28%	· International Equity Fund	6.72%
				· Enhanced International Equity Index Fund	6.53%
				· Emerging Markets Equity Fund	1.03%
FIXED-INCOME	42.31%	Fixed-Income	34.27%	· Bond Fund	29.54%
				· High-Yield Fund	2.94%
				· Bond Plus Fund	1.79%
		Short-Term Fixed-Income	4.03%	· Short-Term Bond Fund	4.03%
		Inflation-Protected Assets	4.01%	· Inflation-Linked Bond Fund	4.01%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2015 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencingFebruary 1,

2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2015 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12.39%, for the quarter ended June 30, 2009. Worst quarter: -12.97%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.97%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2015 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	242
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	447
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,040
Annual Return 2005	rr_AnnualReturn2005	4.23%
Annual Return 2006	rr_AnnualReturn2006	9.40%
Annual Return 2007	rr_AnnualReturn2007	9.46%
Annual Return 2008	rr_AnnualReturn2008	(26.94%)
Annual Return 2009	rr_AnnualReturn2009	21.32%
Annual Return 2010	rr_AnnualReturn2010	12.36%
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
Lifecycle 2015 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.63%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Lifecycle 2015 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.18%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Lifecycle 2015 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	869
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	3.60%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle 2015 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	687
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	3.80%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
Lifecycle 2015 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Lifecycle 2015 Fund | Lifecycle 2015 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Lifecycle 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2020.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2020 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 48.30%; International Equity: 16.10%; Fixed-Income: 30.80%; Short-Term Fixed-Income: 2.40%; and Inflation-Protected Assets: 2.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	65.70%	U.S. Equity	49.53%	· Enhanced Large-Cap Growth Index Fund	10.93%
				· Enhanced Large-Cap Value Index Fund	10.65%
				· Large-Cap Value Fund	8.00%
				· Large-Cap Growth Fund	7.95%
				· Growth & Income Fund	6.80%
				· Small-Cap Equity Fund	3.98%
				· Mid-Cap Value Fund	0.64%
				· Mid-Cap Growth Fund	0.58%
		International Equity	16.17%	· International Equity Fund	7.65%
				· Enhanced International Equity Index Fund	7.33%
				· Emerging Markets Equity Fund	1.19%
FIXED-INCOME	34.30%	Fixed-Income	30.11%	· Bond Fund	23.38%
				· Bond Plus Fund	3.42%
				· High-Yield Fund	3.31%
		Short-Term Fixed-Income	2.10%	· Short-Term Bond Fund	2.10%
		Inflation-Protected Assets	2.09%	· Inflation-Linked Bond Fund	2.09%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2020 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencingFebruary 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2020 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 13.85%, for the quarter ended June 30, 2009. Worst quarter: -14.95%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.95%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2020 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,051
Annual Return 2005	rr_AnnualReturn2005	4.77%
Annual Return 2006	rr_AnnualReturn2006	10.26%
Annual Return 2007	rr_AnnualReturn2007	9.22%
Annual Return 2008	rr_AnnualReturn2008	(30.33%)
Annual Return 2009	rr_AnnualReturn2009	23.15%
Annual Return 2010	rr_AnnualReturn2010	13.15%
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
Lifecycle 2020 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Lifecycle 2020 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Lifecycle 2020 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	881
1 Year	rr_AverageAnnualReturnYear01	13.27%
5 Years	rr_AverageAnnualReturnYear05	3.22%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle 2020 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	158
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	699
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	3.37%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
Lifecycle 2020 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Lifecycle 2020 Fund | Lifecycle 2020 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.21%
5 Years	rr_AverageAnnualReturnYear05	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Lifecycle 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2025.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2025 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 54.30%; International Equity: 18.10%; Fixed-Income: 26.80%; Short-Term Fixed-Income: 0.40%; and Inflation-Protected Assets: 0.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	73.49%	U.S. Equity	55.34%	· Enhanced Large-Cap Growth Index Fund	12.19%
				· Enhanced Large-Cap Value Index Fund	11.87%
				· Large-Cap Value Fund	8.95%
				· Large-Cap Growth Fund	8.89%
				· Growth & Income Fund	7.61%
				· Small-Cap Equity Fund	4.46%
				· Mid-Cap Value Fund	0.73%
				· Mid-Cap Growth Fund	0.64%
		International Equity	18.15%	· International Equity Fund	8.57%
				· Enhanced International Equity Index Fund	8.19%
				· Emerging Markets Equity Fund	1.39%
FIXED-INCOME	26.51%	Fixed-Income	26.25%	· Bond Fund	19.05%
				· High-Yield Fund	3.70%
				· Bond Plus Fund	3.50%
		Short-Term Fixed-Income	0.13%	· Short-Term Bond Fund	0.13%
		Inflation-Protected Assets	0.13%	· Inflation-Linked Bond Fund	0.13%
Total	100.00%		100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2025 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencingFebruary 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2025 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 15.33%, for the quarter ended June 30, 2009. Worst quarter: -16.97%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.97%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2025 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,063
Annual Return 2005	rr_AnnualReturn2005	5.07%
Annual Return 2006	rr_AnnualReturn2006	10.78%
Annual Return 2007	rr_AnnualReturn2007	9.33%
Annual Return 2008	rr_AnnualReturn2008	(33.48%)
Annual Return 2009	rr_AnnualReturn2009	24.96%
Annual Return 2010	rr_AnnualReturn2010	13.88%
1 Year	rr_AverageAnnualReturnYear01	13.88%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
Lifecycle 2025 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.25%
5 Years	rr_AverageAnnualReturnYear05	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Lifecycle 2025 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Lifecycle 2025 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	893
1 Year	rr_AverageAnnualReturnYear01	13.82%
5 Years	rr_AverageAnnualReturnYear05	2.77%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	712
1 Year	rr_AverageAnnualReturnYear01	13.99%
5 Years	rr_AverageAnnualReturnYear05	2.97%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
Lifecycle 2025 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Lifecycle 2025 Fund | Lifecycle 2025 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.86%
5 Years	rr_AverageAnnualReturnYear05	2.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Lifecycle 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2030.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2030 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 60.30%; International Equity: 20.10%; Fixed-Income: 19.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	81.24%	U.S. Equity	61.27%	· Enhanced Large-Cap Growth Index Fund	13.44%
				· Enhanced Large-Cap Value Index Fund	13.09%
				· Large-Cap Value Fund	9.95%
				· Large-Cap Growth Fund	9.90%
				· Growth & Income Fund	8.46%
				· Small-Cap Equity Fund	4.90%
				· Mid-Cap Value Fund	0.81%
				· Mid-Cap Growth Fund	0.72%
		International Equity	19.97%	· International Equity Fund	9.41%
				· Enhanced International Equity Index Fund	9.02%
				· Emerging Markets Equity Fund	1.54%
FIXED-INCOME	18.76%	Fixed-Income	18.76%	· Bond Fund	12.24%
				· High-Yield Fund	3.68%
				· Bond Plus Fund	2.84%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2030 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencingFebruary 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2030 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.05%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2030 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	464
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,075
Annual Return 2005	rr_AnnualReturn2005	4.90%
Annual Return 2006	rr_AnnualReturn2006	11.72%
Annual Return 2007	rr_AnnualReturn2007	9.39%
Annual Return 2008	rr_AnnualReturn2008	(36.54%)
Annual Return 2009	rr_AnnualReturn2009	26.70%
Annual Return 2010	rr_AnnualReturn2010	14.39%
1 Year	rr_AverageAnnualReturnYear01	14.39%
5 Years	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
Lifecycle 2030 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Lifecycle 2030 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.56%
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Lifecycle 2030 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	904
1 Year	rr_AverageAnnualReturnYear01	14.44%
5 Years	rr_AverageAnnualReturnYear05	2.38%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle 2030 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	724
1 Year	rr_AverageAnnualReturnYear01	14.74%
5 Years	rr_AverageAnnualReturnYear05	2.57%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
Lifecycle 2030 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Lifecycle 2030 Fund | Lifecycle 2030 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.41%
5 Years	rr_AverageAnnualReturnYear05	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Lifecycle 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2035.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2035 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 66.30%; International Equity: 22.10%; Fixed-Income: 11.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.27%	U.S. Equity	67.38%	· Enhanced Large-Cap Growth Index Fund	14.61%
				· Enhanced Large-Cap Value Index Fund	14.23%
				· Large-Cap Value Fund	11.05%
				· Large-Cap Growth Fund	11.04%
				· Growth & Income Fund	9.41%
				· Small-Cap Equity Fund	5.36%
				· Mid-Cap Value Fund	0.88%
				· Mid-Cap Growth Fund	0.80%
		International Equity	21.89%	· International Equity Fund	10.26%
				· Enhanced International Equity Index Fund	9.87%
				· Emerging Markets Equity Fund	1.76%
FIXED-INCOME	10.73%	Fixed-Income	10.73%	· Bond Fund	5.39%
				· High-Yield Fund	3.58%
				· Bond Plus Fund	1.76%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2035 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2035 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.55%, for the quarter ended June 30, 2009. Worst quarter: -20.30%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.30%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

Lifecycle 2035 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,087
Annual Return 2005	rr_AnnualReturn2005	5.16%
Annual Return 2006	rr_AnnualReturn2006	12.47%
Annual Return 2007	rr_AnnualReturn2007	9.71%
Annual Return 2008	rr_AnnualReturn2008	(38.18%)
Annual Return 2009	rr_AnnualReturn2009	28.30%
Annual Return 2010	rr_AnnualReturn2010	15.02%
1 Year	rr_AverageAnnualReturnYear01	15.02%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
Lifecycle 2035 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Lifecycle 2035 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Lifecycle 2035 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	916
1 Year	rr_AverageAnnualReturnYear01	15.20%
5 Years	rr_AverageAnnualReturnYear05	2.45%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	736
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	2.60%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
Lifecycle 2035 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Lifecycle 2035 Fund | Lifecycle 2035 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Lifecycle 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2040.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2040 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.95%	U.S. Equity	67.98%	· Enhanced Large-Cap Growth Index Fund	14.73%
				· Enhanced Large-Cap Value Index Fund	14.34%
				· Large-Cap Value Fund	11.16%
				· Large-Cap Growth Fund	11.14%
				· Growth & Income Fund	9.50%
				· Small-Cap Equity Fund	5.42%
				· Mid-Cap Value Fund	0.89%
				· Mid-Cap Growth Fund	0.80%
		International Equity	21.97%	· International Equity Fund	10.28%
				· Enhanced International Equity Index Fund	9.91%
				· Emerging Markets Equity Fund	1.78%
FIXED-INCOME	10.05%	Fixed-Income	10.05%	· Bond Fund	5.07%
				· High-Yield Fund	3.58%
				· Bond Plus Fund	1.40%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2040 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2040 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.54%, for the quarter ended June 30, 2009. Worst quarter: -20.27%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.27%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2040 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,077
Annual Return 2005	rr_AnnualReturn2005	5.30%
Annual Return 2006	rr_AnnualReturn2006	13.12%
Annual Return 2007	rr_AnnualReturn2007	10.28%
Annual Return 2008	rr_AnnualReturn2008	(38.14%)
Annual Return 2009	rr_AnnualReturn2009	28.39%
Annual Return 2010	rr_AnnualReturn2010	15.21%
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
Lifecycle 2040 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Lifecycle 2040 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Lifecycle 2040 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	916
1 Year	rr_AverageAnnualReturnYear01	15.27%
5 Years	rr_AverageAnnualReturnYear05	2.70%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle 2040 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[34]
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	327
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	743
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05	2.88%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%	[36]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2007
Lifecycle 2040 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Lifecycle 2040 Fund | Lifecycle 2040 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%
5 Years	rr_AverageAnnualReturnYear05	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Lifecycle 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2045.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2045 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.94%	U.S. Equity	67.68%	· Enhanced Large-Cap Growth Index Fund	13.33%
				· Enhanced Large-Cap Value Index Fund	12.95%
				· Large-Cap Growth Fund	12.06%
				· Large-Cap Value Fund	11.91%
				· Growth & Income Fund	10.19%
				· Small-Cap Equity Fund	5.44%
				· Mid-Cap Value Fund	0.95%
				· Mid-Cap Growth Fund	0.85%
		International Equity	22.26%	· International Equity Fund	9.96%
				· Enhanced International Equity Index Fund	9.93%
				· Emerging Markets Equity Fund	2.37%
FIXED-INCOME	10.06%	Fixed-Income	10.06%	· Bond Fund	4.70%
				· High-Yield Fund	3.38%
				· Bond Plus Fund	1.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2045 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2045 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.33%, for the quarter ended June 30, 2009. Worst quarter: -21.15%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.15%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle 2045 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,269
1 Year	rr_AverageAnnualReturnYear01	15.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Lifecycle 2045 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.04%
Lifecycle 2045 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,112
1 Year	rr_AverageAnnualReturnYear01	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception		[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[34]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	196
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	935
Annual Return 2008	rr_AnnualReturn2008	(38.92%)
Annual Return 2009	rr_AnnualReturn2009	28.28%
Annual Return 2010	rr_AnnualReturn2010	15.10%
1 Year	rr_AverageAnnualReturnYear01	15.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Lifecycle 2045 Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.62%
Lifecycle 2045 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Lifecycle 2045 Fund | Lifecycle 2045 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%
Lifecycle 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2050.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2050 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.95%	U.S. Equity	67.59%	· Enhanced Large-Cap Growth Index Fund	13.20%
				· Enhanced Large-Cap Value Index Fund	12.84%
				· Large-Cap Growth Fund	12.10%
				· Large-Cap Value Fund	11.95%
				· Growth & Income Fund	10.23%
				· Small-Cap Equity Fund	5.46%
				· Mid-Cap Value Fund	0.95%
				· Mid-Cap Growth Fund	0.86%
		International Equity	22.36%	· International Equity Fund	10.01%
				· Enhanced International Equity Index Fund	9.98%
				· Emerging Markets Equity Fund	2.37%
FIXED-INCOME	10.05%	Fixed-Income	10.05%	· Bond Fund	4.73%
				· High-Yield Fund	3.40%
				· Bond Plus Fund	1.92%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle 2050 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Short-term Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk-The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds' portfolio securities.

· Risks of Growth Investing-The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing-The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk- Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle 2050 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.30%, for the quarter ended June 30, 2009. Worst quarter: -21.79%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.79%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

Lifecycle 2050 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,458
1 Year	rr_AverageAnnualReturnYear01	15.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Lifecycle 2050 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.43%
Lifecycle 2050 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
Lifecycle 2050 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[34]
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,313
1 Year	rr_AverageAnnualReturnYear01	15.13%
Since Inception	rr_AverageAnnualReturnSinceInception		[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle 2050 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[34]
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[35]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,129
Annual Return 2008	rr_AnnualReturn2008	(38.94%)
Annual Return 2009	rr_AnnualReturn2009	28.05%
Annual Return 2010	rr_AnnualReturn2010	15.03%
1 Year	rr_AverageAnnualReturnYear01	15.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2007
Lifecycle 2050 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Lifecycle 2050 Fund | Lifecycle 2050 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%
Lifecycle Index Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). The Fund invests in Underlying Funds according to a relatively fixed, more conservative asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 50.00%; and Inflation-Protected Assets: 10.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. The Fund is designed to maintain a stable conservative allocation among the Underlying Funds and is therefore designed for shareholders already in or entering retirement.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.36%	U.S. Equity	30.25%	· Equity Index Fund	30.25%
		International Equity	10.11%	· International Equity Index Fund	10.11%
FIXED-INCOME	59.64%	Fixed-Income	49.70%	· Bond Index Fund	49.70%
		Inflation-Protected Assets	9.94%	· Inflation-Linked Bond Fund	9.94%
Total	100.00%		100.00%		100.00%

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of

U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-

year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index Retirement Income Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 6.74%, for the quarter ended September 30, 2010. Worst quarter: -2.99%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.99%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index Retirement Income Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	1.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[38],[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	905
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,300
1 Year	rr_AverageAnnualReturnYear01	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index Retirement Income Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Lifecycle Index Retirement Income Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Lifecycle Index Retirement Income Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	1.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[38],[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	831
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,139
1 Year	rr_AverageAnnualReturnYear01	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index Retirement Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	1.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)	[38],[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,958
Annual Return 2010	rr_AnnualReturn2010	9.70%
1 Year	rr_AverageAnnualReturnYear01	9.96%
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index Retirement Income Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Lifecycle Index Retirement Income Fund | Lifecycle Index Retirement Income Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.28%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Lifecycle Index 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2010. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2010 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 36.75%; International Equity: 12.25%; Fixed-Income: 44.60%; and Inflation-Protected Assets: 6.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.48%	U.S. Equity	37.06%	· Equity Index Fund	37.06%
		International Equity	12.42%	· International Equity Index Fund	12.42%
FIXED-INCOME	50.52%	Fixed-Income	44.35%	· Bond Index Fund	44.35%
		Inflation-Protected Assets	6.17%	· Inflation-Linked Bond Fund	6.17%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2010 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors.

For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2010 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 7.77%, for the quarter ended September 30, 2010. Worst quarter: -4.56%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.56%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2010 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,478
1 Year	rr_AverageAnnualReturnYear01	10.48%
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2010 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.08%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Lifecycle Index 2010 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
Lifecycle Index 2010 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,284
1 Year	rr_AverageAnnualReturnYear01	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2010 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[39],[40]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	387
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,017
Annual Return 2010	rr_AnnualReturn2010	10.48%
1 Year	rr_AverageAnnualReturnYear01	10.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2010 Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Lifecycle Index 2010 Fund | Lifecycle Index 2010 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.04%
Since Inception	rr_AverageAnnualReturnSinceInception	11.10%
Lifecycle Index 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2015. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2015 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 42.30%; International Equity: 14.10%; Fixed-Income: 39.20%; and Inflation-Protected Assets: 4.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	57.47%	U.S. Equity	43.05%	· Equity Index Fund	43.05%
		International Equity	14.42%	· International Equity Index Fund	14.42%
FIXED-INCOME	42.53%	Fixed-Income	38.38%	· Bond Index Fund	38.38%
		Inflation-Protected Assets	4.15%	· Inflation-Linked Bond Fund	4.15%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2015 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2015 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 8.63%, for the quarter ended September 30, 2010. Worst quarter: -5.85%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.85%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2015 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[39],[41]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	527
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,319
1 Year	rr_AverageAnnualReturnYear01	11.03%
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2015 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.66%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
Lifecycle Index 2015 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Lifecycle Index 2015 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[39],[41]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	447
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,132
1 Year	rr_AverageAnnualReturnYear01	11.18%
Since Inception	rr_AverageAnnualReturnSinceInception	11.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2015 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[39],[41]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	841
Annual Return 2010	rr_AnnualReturn2010	11.03%
1 Year	rr_AverageAnnualReturnYear01	11.31%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2015 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%
Lifecycle Index 2015 Fund | Lifecycle Index 2015 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.65%
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%
Lifecycle Index 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2020 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 48.30%; International Equity: 16.10%; Fixed-Income: 33.20%; and Inflation-Protected Assets: 2.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	65.55%	U.S. Equity	49.12%	· Equity Index Fund	49.12%
		International Equity	16.43%	· International Equity Index Fund	16.43%
FIXED-INCOME	34.45%	Fixed-Income	32.30%	· Bond Index Fund	32.30%
		Inflation-Protected Assets	2.15%	· Inflation-Linked Bond Fund	2.15%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2020 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2020 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 9.39%, for the quarter ended September 30, 2010. Worst quarter: -6.95%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.95%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2020 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[39],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,299
1 Year	rr_AverageAnnualReturnYear01	11.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2020 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.35%
Since Inception	rr_AverageAnnualReturnSinceInception	11.68%
Lifecycle Index 2020 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%
Lifecycle Index 2020 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[39],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,071
1 Year	rr_AverageAnnualReturnYear01	11.74%
Since Inception	rr_AverageAnnualReturnSinceInception	12.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2020 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[39],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	139
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	809
Annual Return 2010	rr_AnnualReturn2010	11.69%
1 Year	rr_AverageAnnualReturnYear01	11.97%
Since Inception	rr_AverageAnnualReturnSinceInception	12.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2020 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%
Lifecycle Index 2020 Fund | Lifecycle Index 2020 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.27%
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%
Lifecycle Index 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2025. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2025 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 54.30%; International Equity: 18.10%; Fixed-Income: 27.20%; and Inflation-Protected Assets: 0.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	73.48%	U.S. Equity	54.99%	· Equity Index Fund	54.99%
		International Equity	18.49%	· International Equity Index Fund	18.49%
FIXED-INCOME	26.52%	Fixed-Income	26.35%	· Bond Index Fund	26.35%
		Inflation-Protected Assets	0.17%	· Inflation-Linked Bond Fund	0.17%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2025 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2025 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 10.18%, for the quarter ended September 30, 2010. Worst quarter: -8.22%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.22%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2025 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[39],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,339
1 Year	rr_AverageAnnualReturnYear01	12.31%
Since Inception	rr_AverageAnnualReturnSinceInception	12.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2025 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.98%
Since Inception	rr_AverageAnnualReturnSinceInception	12.49%
Lifecycle Index 2025 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Lifecycle Index 2025 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[39],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,112
1 Year	rr_AverageAnnualReturnYear01	12.46%
Since Inception	rr_AverageAnnualReturnSinceInception	12.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[39],[42]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	841
Annual Return 2010	rr_AnnualReturn2010	12.31%
1 Year	rr_AverageAnnualReturnYear01	12.59%
Since Inception	rr_AverageAnnualReturnSinceInception	13.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2025 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%
Lifecycle Index 2025 Fund | Lifecycle Index 2025 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.86%
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
Lifecycle Index 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2030. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2030 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 60.30%; International Equity: 20.10%; Fixed-Income: 19.60%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	81.24%	U.S. Equity	60.86%	· Equity Index Fund	60.86%
		International Equity	20.38%	· International Equity Index Fund	20.38%
FIXED-INCOME	18.76%	Fixed-Income	18.76%	· Bond Index Fund	18.76%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2030 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lifecycle Index 2030 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 11.08%, for the quarter ended September 30, 2010. Worst quarter: -9.55%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.55%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2030 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	497
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,239
1 Year	rr_AverageAnnualReturnYear01	12.91%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2030 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.59%
Since Inception	rr_AverageAnnualReturnSinceInception	13.35%
Lifecycle Index 2030 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.59%
Lifecycle Index 2030 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,040
1 Year	rr_AverageAnnualReturnYear01	12.94%
Since Inception	rr_AverageAnnualReturnSinceInception	13.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2030 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	768
Annual Return 2010	rr_AnnualReturn2010	12.91%
1 Year	rr_AverageAnnualReturnYear01	13.18%
Since Inception	rr_AverageAnnualReturnSinceInception	13.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2030 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%
Lifecycle Index 2030 Fund | Lifecycle Index 2030 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.41%
Since Inception	rr_AverageAnnualReturnSinceInception	14.24%
Lifecycle Index 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2035. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2035 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 66.30%; International Equity: 22.10%; Fixed-Income: 11.60%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.28%	U.S. Equity	66.83%	· Equity Index Fund	66.83%
		International Equity	22.45%	· International Equity Index Fund	22.45%
FIXED-INCOME	10.72%	Fixed-Income	10.72%	· Bond Index Fund	10.72%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2035 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2035 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 11.89%, for the quarter ended September 30, 2010. Worst quarter: -10.71%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.71%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2035 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	242
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,269
1 Year	rr_AverageAnnualReturnYear01	13.41%
Since Inception	rr_AverageAnnualReturnSinceInception	14.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2035 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	14.07%
Lifecycle Index 2035 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.05%
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
Lifecycle Index 2035 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	13.44%
Since Inception	rr_AverageAnnualReturnSinceInception	14.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	137
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	789
Annual Return 2010	rr_AnnualReturn2010	13.41%
1 Year	rr_AverageAnnualReturnYear01	13.67%
Since Inception	rr_AverageAnnualReturnSinceInception	14.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2035 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%
Lifecycle Index 2035 Fund | Lifecycle Index 2035 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
Since Inception	rr_AverageAnnualReturnSinceInception	14.99%
Lifecycle Index 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2040. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2040 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.23%	U.S. Equity	67.52%	· Equity Index Fund	67.52%
		International Equity	22.71%	· International Equity Index Fund	22.71%
FIXED-INCOME	9.77%	Fixed-Income	9.77%	· Bond Index Fund	9.77%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2040 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2040 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 11.87%, for the quarter ended September 30, 2010. Worst quarter: -10.69%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.69%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2040 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	13.50%
Since Inception	rr_AverageAnnualReturnSinceInception	14.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2040 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.18%
Since Inception	rr_AverageAnnualReturnSinceInception	14.15%
Lifecycle Index 2040 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Lifecycle Index 2040 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	174
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	897
1 Year	rr_AverageAnnualReturnYear01	13.53%
Since Inception	rr_AverageAnnualReturnSinceInception	14.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2040 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	642
Annual Return 2010	rr_AnnualReturn2010	13.50%
1 Year	rr_AverageAnnualReturnYear01	13.76%
Since Inception	rr_AverageAnnualReturnSinceInception	14.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2040 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%
Lifecycle Index 2040 Fund | Lifecycle Index 2040 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%
Lifecycle Index 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2045. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2045 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.95%	U.S. Equity	67.34%	· Equity Index Fund	67.34%
		International Equity	22.61%	· International Equity Index Fund	22.61%
FIXED-INCOME	10.05%	Fixed-Income	10.05%	· Bond Index Fund	10.05%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2045 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2045 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 11.95%, for the quarter ended September 30, 2010. Worst quarter: -10.68%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.68%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2045 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	1.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	690
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,750
1 Year	rr_AverageAnnualReturnYear01	13.50%
Since Inception	rr_AverageAnnualReturnSinceInception	14.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2045 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.18%
Since Inception	rr_AverageAnnualReturnSinceInception	13.98%
Lifecycle Index 2045 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	12.19%
Lifecycle Index 2045 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	614
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	13.64%
Since Inception	rr_AverageAnnualReturnSinceInception	14.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	507
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,339
Annual Return 2010	rr_AnnualReturn2010	13.50%
1 Year	rr_AverageAnnualReturnYear01	13.77%
Since Inception	rr_AverageAnnualReturnSinceInception	14.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2045 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%
Lifecycle Index 2045 Fund | Lifecycle Index 2045 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%
Lifecycle Index 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the "Underlying Funds"). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund's investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2050. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2050 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund's target market sector allocations. The Fund's target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund's target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund's desired levels of risk and potential return at the particular time. The Fund's portfolio management team may also add a new market sector if it believes that will help to achieve the Fund's investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund's assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund's asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.94%	U.S. Equity	67.38%	· Equity Index Fund	67.38%
		International Equity	22.56%	· International Equity Index Fund	22.56%
FIXED-INCOME	10.06%	Fixed-Income	10.06%	· Bond Index Fund	10.06%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund's target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2050 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk-The risk that the Underlying Fund's performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund's investments vary from the composition of its benchmark index, the Underlying Fund's performance could potentially vary from the index's performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk-The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk-A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk-The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)-The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds-The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors' inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk-The risk that securities selection by the Fund or an Underlying Fund's investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk-The risk that stocks selected by the Fund or the Underlying Fund's investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund's investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund's target allocations among the market sectors. For performance during periods commencing February1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund's target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%) Lifecycle Index 2050 Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 11.85%, for the quarter ended September 30, 2010. Worst quarter: -10.59%, for the quarter ended June 30, 2010.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.59%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Lifecycle Index 2050 Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[37]
Other Expenses	rr_OtherExpensesOverAssets	1.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.45%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,008
1 Year	rr_AverageAnnualReturnYear01	13.51%
Since Inception	rr_AverageAnnualReturnSinceInception	14.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2050 Fund | Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%
Since Inception	rr_AverageAnnualReturnSinceInception	14.06%
Lifecycle Index 2050 Fund | Retirement Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.12%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Lifecycle Index 2050 Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[37]
Other Expenses	rr_OtherExpensesOverAssets	1.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,852
1 Year	rr_AverageAnnualReturnYear01	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	14.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2050 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[37]
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,647
Annual Return 2010	rr_AnnualReturn2010	13.51%
1 Year	rr_AverageAnnualReturnYear01	13.79%
Since Inception	rr_AverageAnnualReturnSinceInception	14.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
Lifecycle Index 2050 Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	18.61%
Lifecycle Index 2050 Fund | Lifecycle Index 2050 Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%
Managed Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The Fund will pursue this goal through a "fund of funds" approach, whereby the Fund will make investments primarily in other mutual funds.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund's expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest in shares of underlying funds such as: (1) the Trust's other investment funds; and (2) other mutual funds or other permissible investment pools or products that may be selected by the Board of Trustees from time to time. The Managed Allocation Fund may invest in underlying funds or products other than those listed above at any time in the future without obtaining shareholder approval. These additional underlying funds or products may have different investment objectives and styles from those currently held by the Fund and may change the risk profile of the Fund. The Fund will notify you where the addition of underlying funds or products would have a material effect on the composition of the Fund's investment portfolio.

Generally, the Fund will seek to meet its investment objective by investing: (1) approximately 60% of its assets in equity funds including up to 5% of its assets in real estate funds; and (2) approximately 40% of its assets in fixed-income funds ("target allocations").

The Fund currently intends to invest in the following equity funds:

- Growth & Income Fund, which invests primarily in a broadly diversified portfolio of income-producing equity securities selected for their investment potential.

- International Equity Fund, which invests primarily in a broadly diversified portfolio of foreign equity investments.

- Large-Cap Growth Fund, which invests primarily in a diversified portfolio of common stocks that Advisors believes present the opportunity for growth, such as stocks of large-cap companies in new and emerging areas of the economy and companies with distinctive products or promising markets.

- Large-Cap Value Fund, which invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth.

- Mid-Cap Growth Fund, which invests primarily in mid-cap equity securities that Advisors believes present the opportunity for growth.

- Mid-Cap Value Fund, which invests primarily in mid-cap equity securities that Advisors believes are undervalued by the market based on an evaluation of their potential worth.

· Emerging Markets Equity Fund, which invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities.

- Small-Cap Equity Fund, which invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations that appear to have favorable prospects for significant long-term capital appreciation.

- Enhanced International Equity Index Fund, which seeks to enhance the return of the Fund relative to the MSCI EAFE® Index by investing in equity securities of foreign issuers within this index, but not necessarily at index weightings.

- Enhanced Large-Cap Growth Index Fund, which seeks to enhance the return of the Fund relative to the Russell 1000® Growth Index by investing in large-cap equity securities of issuers within this index, but not necessarily at index weightings.

- Enhanced Large-Cap Value Index Fund, which seeks to enhance the return of the Fund relative to the Russell 1000® Value Index by investing in large-cap equity securities of issuers within this index, but not necessarily at index weightings.

- The Managed Allocation Fund may invest in the Real Estate Securities Fund, which invests primarily in equity securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets such as REITs, to gain asset allocation exposure to the real estate industry.

The Fund currently intends to invest in the following fixed-income funds:

- Bond Plus Fund, which divides its portfolio into two segments, one of which invests in a broad range of investment-grade debt securities, and the other of which seeks enhanced returns through investments in illiquid or non-investment-grade securities.

- Short-Term Bond Fund, which invests primarily in a broad range of U.S. Treasury and agency securities, and investment-grade corporate bonds with maturities from 1-5 years.

- High-Yield Fund, which invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, loans and notes, as well as convertible securities and preferred stocks.

- Inflation-Linked Bond Fund, which invests primarily in inflation-linked bonds-fixed-income securities whose returns are designed to track a specified inflation index over the life of the security.

As a result of its investments in the underlying funds, the Managed Allocation Fund's returns will reflect investments in a mix of domestic stocks of companies of all sizes, foreign equities, real estate securities and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities. To maintain an appropriate allocation among the underlying funds, the Fund monitors the foreign and domestic equity markets, as well as overall financial and economic conditions. If Advisors believes that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, it can adjust the percentage of investments in these underlying funds up or down by up to 10%. At any given time the Fund may hold between 0 to 5% of its assets in real estate funds. The Fund's benchmark is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income underlying fund asset classes, i.e., domestic equity, international equity and fixed-income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund's target allocations among the three market sectors. For more information about the different indices that comprise the Fund's composite benchmark index, please see "More About Benchmarks and Other Indices" below.

The composition of the Fund's fixed-income portion will vary depending on the shape of the yield curve. This means that when there is not much difference between the yield on short-term and long-term bonds, the Fund will increase its investments in the Short-Term Bond Fund. The Fund will have less than 5% of its assets in the High-Yield Fund.

The Fund might sometimes be even more heavily weighted toward equities or fixed-income, if Advisors believes market conditions warrant. For example, the Fund might increase its holdings in fixed-income funds in periods when Advisors believes equity markets will decline.

As part of the Fund's ability to invest in unaffiliated investment products or pools noted above, the Board has authorized the Fund to invest in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs"). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

For flexibility in meeting redemptions, expenses and the timing of new investments, and as a short-term defense during periods of unusual volatility, the Fund may invest in government securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), short-term paper or shares of the Money Market Fund. For temporary defensive purposes, the Managed Allocation Fund may invest without limitation in such securities. The Fund cannot guarantee that this strategy will be successful.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund's portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk-The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Active Management Risk-The risk that securities selection by the Fund's investment adviser could cause the Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Market Risk-The risk that market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)-The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk-Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk-The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk-The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk-The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk-The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Interest Rate Risk (a type of Market Risk)-The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Enhanced Index Risk-The risk that the enhanced index fund may underperform its benchmark index due to differences between the fund and the benchmark index.

· Credit Risk (a type of Company Risk)-The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Call Risk-The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund's income.

· Prepayment Risk-The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk-The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Derivatives Risk-The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures and options, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

· Underlying Fund Risk-The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class.

The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reﬂect previous agreements by the Fund's investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes. For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund's average annual total returns for the Institutional Class, Retirement Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of the Fund's benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12.65%, for the quarter ended June 30, 2009. Worst quarter: -14.15%, for the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund's shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Managed Allocation Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	15
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[43]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2007	rr_AnnualReturn2007	8.83%
Annual Return 2008	rr_AnnualReturn2008	(28.64%)
Annual Return 2009	rr_AnnualReturn2009	22.46%
Annual Return 2010	rr_AnnualReturn2010	13.44%
1 Year	rr_AverageAnnualReturnYear01	13.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Managed Allocation Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[43]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	393
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	887
1 Year	rr_AverageAnnualReturnYear01	13.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Managed Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Maintenance Fee (annual fee on accounts under $2,000)	rr_MaximumAccountFee	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[43]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	594
1 Year	rr_AverageAnnualReturnYear01	13.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Managed Allocation Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Managed Allocation Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Managed Allocation Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Managed Allocation Fund | Managed Allocation Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%

[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.91% of average daily net assets for Retail Class shares; (ii) 0.77% of average daily net assets for Retirement Class shares; (iii) 0.67% of average daily net assets for Premier Class shares; and (iv) 0.52% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[3]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.99% of average daily net assets for Retail Class shares; (ii) 0.85% of average daily net assets for Retirement Class shares; (iii) 0.75% of average daily net assets for Premier Class shares; and (iv) 0.60% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[5]	Other Expenses are estimates for the current fiscal year because the Fund is newly operational.
[6]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 1.34% of average daily net assets for Retail Class shares; (ii) 1.20% of average daily net assets for Retirement Class shares; (iii) 1.10% of average daily net assets for Premier Class shares; and (iv) 0.95% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[7]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[8]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.94% of average daily net assets for Retail Class shares; (ii) 0.80% of average daily net assets for Retirement Class shares; (iii) 0.70% of average daily net assets for Premier Class shares; and (iv) 0.55% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[9]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's September 30, 2010 annual report.
[10]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed (i) 0.34% of average daily net assets for Retirement Class shares and (ii) 0.09% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[11]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.48% of average daily net assets for Retail Class shares; (ii) 0.34% of average daily net assets for Retirement Class shares; (iii) 0.24% of average daily net assets for Premier Class shares; and (iv) 0.09% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[12]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's September 30, 2010 report.
[13]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.40% of average daily net assets for Retirement Class shares; (ii) 0.30% of average daily net assets for Premier Class shares; and (iii) 0.15% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[14]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.64% of average daily net assets for Retail Class shares; (ii) 0.50% of average daily net assets for Retirement Class shares; (iii) 0.40% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[15]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.55% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[16]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.40% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[17]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.61% of average daily net assets for Retail Class shares; (ii) 0.47% of average daily net assets for Retirement Class shares; (iii) 0.37% of average daily net assets for Premier Class shares; and (iv) 0.22% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2012, unless changed with approval of the Board of Trustees.
[18]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.96% of average daily net assets for Retail Class shares; (ii) 0.82% of average daily net assets for Retirement Class shares; (iii) 0.72% of average daily net assets for Premier Class shares; and (iv) 0.57% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[19]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[20]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.65% of average daily net assets for Retail Class shares; (ii) 0.55% of average daily net assets for Retirement Class shares; (iii) 0.45% of average daily net assets for Premier Class shares; and (iv) 0.30% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[21]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Retail Class shares; (ii) 0.65% of average daily net assets for Retirement Class shares; (iii) 0.55% of average daily net assets for Premier Class shares; and (iv) 0.40% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[22]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; and (ii) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[23]	The management fees have been restated to reflect current fees under an amendment dated May 1, 2010 (the "Amendment") to the Fund's Investment Management Agreement dated February 1, 2006 with Teachers Advisors, Inc. ("Advisors"). The changes to the management fees under the Amendment became effective as of May 1, 2010.
[24]	Under the Fund's expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[25]	The performance shown for the Retirement Class and Premier Class that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retirement Class and Premier Class. If those expenses had been reflected, the performance would have been lower.
[26]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.48% of average daily net assets for Retail Class shares; (ii) 0.38% of average daily net assets for Retirement Class shares; (iii) 0.28% of average daily net assets for Premier Class shares; and (iv) 0.13% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[27]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.50% of average daily net assets for Retail Class shares; (ii) 0.40% of average daily net assets for Retirement Class shares; (iii) 0.30% of average daily net assets for Premier Class shares; and (iv) 0.15% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[28]	Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Fund are not being reimbursed to the Fund's distributor. Advisors is also reimbursing certain other fund expenses. Also, part or all of the service fees of the Retirement Class of the Fund are being voluntarily waived. As of October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class of the Fund are being voluntarily waived. Without these changes, the total returns and 7-day current and effective net annualized yields for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.
[29]	The performance shown for the Retail, Premier and Retirement Classes that is prior to their inception dates is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Premier and Retirement Classes. If those expenses had been reflected, the performance would have been lower.
[30]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan's maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year. The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, TPIS, for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[31]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.
[32]	Teachers Advisors, Inc. ('"Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.
[33]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.
[34]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[35]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.
[36]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.
[37]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[38]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.04%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[39]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.
[40]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.03%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[41]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.02%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[42]	In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund's Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.
[43]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: 0.00% of average daily net assets for Institutional Class shares and 0.25% of average daily net assets for Retail and Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.